     As filed with the Securities and Exchange Commission on April 21, 2005

                                             1933 Act: Registration No.  33-2524
                                             1940 Act: Registration No. 811-4448

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                       Pre-Effective Amendment No. ___ / /
                       Pre-Effective Amendment No. 49 /X/

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                              Amendment No. 42 /X/

                             UBS MASTER SERIES, INC.
               [Exact name of registrant as specified in charter]
                               51 West 52nd Street
                          New York, New York 10019-6114
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 882-5000

                              MARK F. KEMPER, ESQ.
                      UBS GLOBAL ASSET MANAGEMENT (US) INC.
                               51 West 52nd Street
                          New York, New York 10019-6114
                     (Name and Address of agent for service)

                                   Copies to:
                              JACK W. MURPHY, ESQ.
                                   Dechert LLP
                               1775 I Street, N.W.
                             Washington, D.C. 20006
                            Telephone: (202) 261-3303

Approximate date of proposed public offering: effective date of this Post-Effective Amendment.

It is proposed that this filing will become effective:
/ / Immediately upon filing pursuant to Rule 485(b)
/ / On ________________ pursuant to Rule 485(b)
/ / 60 days after filing pursuant to Rule 485(a)(1)
/X/ On [________________] pursuant to Rule 485(a)(1)
/ / 75 days after filing pursuant to Rule 485(a)(2)
/ / On ________________ pursuant to Rule 485(a)(2)

Title of Securities Being Registered: Class A, B and C Shares of Common Stock of UBS Money Market Fund.

[UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS MONEY MARKET FUND

PROSPECTUS


JUNE 28, 2005



THIS PROSPECTUS OFFERS CLASS A, CLASS B AND CLASS C SHARES OF UBS MONEY MARKET FUND SOLELY THROUGH EXCHANGE FOR SHARES OF THE CORRESPONDING CLASS OF OTHER FAMILY FUNDS (AS DEFINED HEREIN). AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS COMPLETE OR ACCURATE. TO STATE OTHERWISE IS A CRIME.

NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE.

UBS MONEY MARKET FUND

CONTENTS


THE FUND

WHAT EVERY INVESTOR SHOULD KNOW ABOUT THE FUND

      Investment Objective, Strategies, Risks and Portfolio Holdings                      Page 3

      Performance                                                                         Page 5

      Expenses and Fee Tables                                                             Page 6

      More About Risks and Investment Strategies                                          Page 8

YOUR INVESTMENT

INFORMATION FOR MANAGING YOUR FUND ACCOUNT

      Managing Your Fund Account                                                          Page 10
      --Flexible Pricing
      --Buying Shares
      --Selling Shares
      --Exchanging Shares
      --Transfer Agent
      --Additional Information About Your Account
      --Pricing and Valuation

ADDITIONAL INFORMATION

ADDITIONAL IMPORTANT INFORMATION ABOUT THE FUND

      Management                                                                          Page 18

      Dividends and Taxes                                                                 Page 18

      Financial Highlights                                                                Page 19

      Where to learn more about UBS mutual funds                                          Back Cover


           THE FUND IS NOT A COMPLETE OR BALANCED INVESTMENT PROGRAM.

INVESTMENT OBJECTIVE, STRATEGIES, RISKS AND PORTFOLIO HOLDINGS


FUND OBJECTIVE

Maximum current income consistent with liquidity and conservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the fund invests in a diversified portfolio of high quality money market instruments of governmental and private issuers.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

UBS Global Asset Management (US) Inc. ("UBS Global AM") serves as the fund's investment advisor. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

PRINCIPAL RISKS

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk free. The principal risks presented by an investment in the fund are:

- CREDIT RISK--Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

- INTEREST RATE RISK--The value of the fund's investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates.

- FOREIGN INVESTING RISK--The value of the fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad. However, because the fund's foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.


- GOVERNMENT SECURITIES RISK--There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (E.G., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


More information about risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."


PORTFOLIO HOLDINGS

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the fund upon request by calling 1-800-647 1568. Please consult the fund's Statement of Additional Information ("SAI") for a description of the policies and procedures that govern disclosure of the fund's portfolio holdings.

PERFORMANCE

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class B shares because they have the longest performance history of any class of fund shares. The bar chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over various time periods for each class of the fund's shares. That table does reflect fund sales charges.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

[CHART]

TOTAL RETURN ON CLASS B SHARES

CALENDAR YEAR   TOTAL RETURN
1995                    4.29%
1996                    3.60%
1997                    3.82%
1998                    3.83%
1999                    3.59%
2000                    4.95%
2001                    2.54%
2002                    0.16%
2003                    0.14%
2004                    0.13%


Total return January 1 to March 31, 2005--[   ]%
Best quarter during years shown: 3rd quarter, 2000--1.29%
Worst quarters during years shown: 1st quarter, 2002, 1st and 2nd quarters, 2003 and 2nd, 3rd and 4th quarters, 2004--0.03%


AVERAGE ANNUAL TOTAL RETURNS


(For the periods ended December 31, 2004)



CLASS                                                              CLASS A      CLASS B*      CLASS C
(INCEPTION DATE)                                                  (7/1/91)     (9/26/86)     (7/14/92)
---------------                                                   --------     ---------     ---------
One Year                                                              0.63%         0.13%         0.10%
Five Years                                                            2.07%         1.57%         1.55%
Ten Years                                                             3.50%         2.69%         2.67%
Life of Class                                                         3.28%         3.58%         2.52%


----------
*    Assumes conversion of Class B shares to Class A shares after six years.

EXPENSES AND FEE TABLES

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment when you buy or sell fund shares)

                                                                              CLASS A      CLASS B      CLASS C
                                                                              -------      -------      -------
Maximum Sales Charge (Load) Imposed on Purchases (as a % of
   offering price)                                                               None         None         None
Maximum Deferred Sales Charge (Load) (as a % of offering price)                  None            5%           1%
Exchange Fee                                                                     None         None         None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)


                                                                              CLASS A      CLASS B      CLASS C
                                                                              -------      -------      -------
Management Fees                                                                  0.50%        0.50%        0.50%
Distribution and/or Service (12b-1) Fees                                         0.25         0.75         0.75
Other Expenses                                                                   0.88         0.84         0.86
                                                                              -------      -------      -------
Total Annual Fund Operating Expenses*                                            1.63%        2.09%        2.11%
                                                                              =======      =======      =======


----------

* During the fiscal year ended February 28, 2005, UBS Global AM voluntarily waived a portion of its fees. Therefore, total annual fund operating expenses, net of fee waivers from UBS Global AM, were: Class A--0.98%, Class B--1.41% and Class C--1.44%. UBS Global AM may voluntarily waive fees or reimburse fund expenses from time to time. There is no guarantee that UBS Global AM will continue to voluntarily waive a portion of its fees or reimburse expenses. Waivers/reimbursements may impact the fund's performance.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.


This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain at their current net expense levels.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                  1 YEAR    3 YEARS     5 YEARS     10 YEARS
                                                                  ------    -------     -------     --------
Class A                                                           $  166    $   514     $   887     $  1,933
Class B (assuming sales of all shares at end of period)              712        955       1,324        2,197**
Class B (assuming no sales of shares)                                212        655       1,124        2,197**
Class C (assuming sales of all shares at end of period)              314        661       1,134        2,441
Class C (assuming no sales of shares)                                214        661       1,134        2,441



**   Reflects conversion to Class A shares after a maximum of 6 years.

MORE ABOUT RISKS AND INVESTMENT STRATEGIES

PRINCIPAL RISKS

The main risks of investing in the fund are described below. Other risks of investing in the fund, along with further details about some of the risks described below, are discussed in the fund's Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk.

INTEREST RATE RISK. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of the fund's investments will fall. Also, the fund's yield will tend to lag behind changes in prevailing short-term interest rates. This means that the fund's income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, the fund's income generally will tend to fall more slowly.

FOREIGN INVESTING RISK. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.


GOVERNMENT SECURITIES RISK. There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (E.G., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


ADDITIONAL RISK

STRUCTURED SECURITY RISK. The fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (E.G., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, the fund could suffer a loss. Structured securities represent a growing portion of the municipal securities markets.

ADDITIONAL INFORMATION ABOUT INVESTMENT STRATEGIES

Like all money market funds, the fund is subject to maturity, quality and diversification requirements designed to help it maintain a stable price of $1.00 per share.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying the fund's composition and weighted average maturity based upon UBS Global AM's assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

MANAGING YOUR FUND ACCOUNT

FLEXIBLE PRICING

THE FUND OFFERS THREE CLASSES OF SHARES--CLASS A, CLASS B AND CLASS C--SOLELY THROUGH EXCHANGE FOR SHARES OF THE CORRESPONDING CLASS OF OTHER FAMILY FUNDS. "FAMILY FUNDS" INCLUDE OTHER UBS FUNDS, UBS PACE(SM) SELECT FUNDS AND OTHER FUNDS FOR WHICH UBS GLOBAL AM SERVES AS PRINCIPAL UNDERWRITER. NO FRONT-END SALES CHARGE IS IMPOSED WHEN FUND SHARES ARE ACQUIRED THROUGH AN EXCHANGE, AND NO DEFERRED SALES CHARGE IS IMPOSED WHEN SHARES OF ANOTHER FAMILY FUND ARE EXCHANGED FOR THE FUND'S SHARES.

The fund and the other Family Funds that use the Flexible Pricing system have adopted rule 12b-1 plans for their Class A, Class B and Class C shares that allow each fund to pay service fees for services provided to shareholders and (for Class B and Class C shares) distribution fees for the sale of its shares. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid the front-end sales charge for Class A shares of other Family Funds exchanged for Class A shares of the fund.

CLASS A SHARES

Class A shares have no front-end sales charge because they are acquired through an exchange of Class A shares of certain other Family Funds already owned. Class A shares of other Family Funds generally have a front-end sales charge that is included in the offering price of the Class A shares of the Family Fund originally purchased as described in the prospectus for such Family Fund. This sales charge is paid at the time of the original purchase and not invested in the original Family Fund purchased.

Class A shares of the fund pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

You may have to pay a 1% deferred sales charge when you sell Class A shares of the fund if:

- The front-end sales charge was waived for the Class A shares you exchanged for fund shares because your initial purchase was $1 million or more; and

- You sell your Class A shares of the fund within one year of the initial purchase date for the Class A shares that you later exchanged for fund shares.

This deferred sales charge would be 1% of the lesser of the offering price of the Class A shares initially purchased or the net asset value of the Class A shares of the fund at the time of sale. We will not impose the deferred sales charge on Class A shares representing reinvestment of dividends or on withdrawals in the first year after purchase of up to 12% of the value of your Class A shares under the Automatic Cash Withdrawal Plan.

CLASS B SHARES

Class B shares have a deferred sales charge. When you initially purchase Class B shares of a Family Fund, we invest 100% of your purchase, and no deferred sales charge is imposed when you exchange those shares for Class B shares of the fund. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

The fund's Class B shares pay an annual 12b-1 distribution fee of 0.50% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for the period specified below, they will automatically convert to Class A shares of the fund. (The length of time you held the shares from which you exchanged into the fund will count towards the specified period.) Class A shares have lower ongoing expenses.

You will pay a deferred sales charge if you sell Class B shares before the end of the specified period. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares initially purchased or the net asset value of the Class B shares of the fund at the time of sale by the percentage shown below:

SALES OF FUND SHARES ACQUIRED THROUGH AN EXCHANGE FOR SHARES OF UBS S&P 500 INDEX FUND

                                  PERCENTAGE (BASED ON AMOUNT OF
                                 INVESTMENT) BY WHICH THE SHARES'
                                  NET ASSET VALUE IS MULTIPLIED:
                              ---------------------------------------
                                         $100,000  $250,000  $500,000
     IF YOU SELL              LESS THAN     TO        TO        TO
    SHARES WITHIN:            $100,000+  $249,999  $499,999  $999,999
    --------------            ---------  --------  --------  --------
1st year since purchase               3%        2%        2%        1%
2nd year since purchase               3         2         1         1
3rd year since purchase               2         1         1      None
4th year since purchase               2         1      None      None
5th year since purchase               1      None      None      None
6th year since purchase               1      None      None      None
7th year since purchase            None      None      None      None

The above schedule applies only if you acquired shares of UBS S&P 500 Index Fund as your original purchase and not through an exchange.

SALES OF FUND SHARES ACQUIRED THROUGH AN EXCHANGE FOR SHARES OF ANY OTHER FAMILY FUND

                                   PERCENTAGE (BASED ON AMOUNT OF
                                 INVESTMENT) BY WHICH THE SHARES'
                                  NET ASSET VALUE IS MULTIPLIED:
                              ---------------------------------------
                                         $100,000  $250,000  $500,000
     IF YOU SELL              LESS THAN     TO        TO        TO
    SHARES WITHIN:            $100,000+  $249,999  $499,999  $999,999
    --------------            ---------  --------  --------  --------
1st year since purchase               5%        3%        3%        2%
2nd year since purchase               4         2         2         1
3rd year since purchase               3         2         1      None
4th year since purchase               2         1      None      None
5th year since purchase               2      None      None      None
6th year since purchase               1      None      None      None
7th year since purchase            None      None      None      None

+ These percentages also apply to purchases of a Family Fund made prior to November 5, 2001, regardless of the amount of Class B shares purchased.

IF YOU ARE ELIGIBLE FOR A COMPLETE WAIVER OF THE SALES CHARGE ON CLASS A SHARES BECAUSE YOU ARE INVESTING $1 MILLION OR MORE IN YOUR ORIGINAL FAMILY FUND PURCHASE, YOU SHOULD PURCHASE CLASS A SHARES, WHICH HAVE LOWER ONGOING EXPENSES.

Class B shares automatically convert to Class A shares after the end of the sixth year if you purchase less than $100,000, after the end of the fourth year if you purchase at least $100,000 but less than $250,000, after the end of the third year if you purchase at least $250,000 but less than $500,000, and after the end of the second year if you purchase $500,000 or more but less than $1 million. To qualify for the lower deferred sales charge and shorter conversion schedule, you must make the indicated investment as a single purchase.

We will not impose the deferred sales charge on Class B shares purchased by reinvesting dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Automatic Cash Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

-  First, Class B shares representing reinvested dividends, and

-  Second, Class B shares that you have owned the longest.

CLASS C SHARES

The fund's Class C shares pay an annual 12b-1 distribution fee of 0.50% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a deferred sales charge applicable if you sell your shares within one year of the date you initially purchased the Class C shares that you later exchanged for fund shares. The deferred sales charge will be either 0.75% or 1.00%, depending on the deferred sales charge that would have applied to the initially purchased Class C shares. We calculate the deferred sales charge on sales of Class C shares by multiplying 0.75% or 1.00% (as applicable) by the lesser of the net asset value of the Class C shares initially purchased or the net asset value of the Class C shares of the fund at the time of sale.

SALES CHARGE WAIVERS FOR CLASS A, CLASS B AND CLASS C SHARES

CLASS A, CLASS B AND CLASS C SHARES DEFERRED SALES CHARGE WAIVERS. The deferred sales charge will be waived for:

-  Redemptions of Class A shares by former holders of Class N shares;

-  Exchanges between Family Funds if purchasing the same class of shares;

- Redemptions following the death or disability of the shareholder or beneficial owner;

-  Tax-free returns of excess contributions from employee benefit plans;

- Distributions from employee benefit plans, including those due to plan termination or plan transfer;

- Redemptions made in connection with the Automatic Cash Withdrawal Plan, provided that such redemptions:

     -  are limited annually to no more than 12% of the original account value;

     -  are made in equal monthly amounts, not to exceed 1% per month;

     - the minimum account value at the time the Automatic Cash Withdrawal Plan was initiated was no less than $5,000; and

-  Redemptions of shares purchased through retirement plans.

NOTE ON SALES CHARGE WAIVERS FOR CLASS B AND CLASS C SHARES AND THE AUTOMATIC CASH WITHDRAWAL PLAN FOR CLASS A, CLASS B AND CLASS C SHARES


Additional information concerning sales charge reductions and waivers is available in the fund's SAI. If you think you qualify for any of the sales charge waivers described above, you may need to notify and/or provide certain documentation to UBS Global AM or the funds. You will also need to notify UBS Global AM of the existence of other accounts in which there are holdings eligible to be aggregated to meet certain sales load breakpoints.

Information you may need to provide to UBS Global AM includes:

- Information or records regarding shares of the fund or other funds held in all accounts at any financial intermediary;

- Information or records regarding shares of the fund or other funds held in any account at any financial intermediary by related parties of the shareholder, such as members of the same family; and/or

- Any other information that may be necessary for UBS Global AM to determine your eligibility for a reduction or waiver of a sales charge.

For more information, you should contact your Financial Advisor or call 1-800-647 1568. If you want information on the fund's Automatic Cash Withdrawal Plan, see the SAI or contact your Financial Advisor. Also, information regarding the fund's distribution arrangements and applicable sales charge reductions and waivers is available free of charge on the fund's website, at http://www.ubs.com/globalam. The information is presented in a clear and prominent format and you can click on links to see the information.


BUYING SHARES

You can buy fund shares through your Financial Advisor at a broker-dealer or other financial institution with which UBS Global AM has a dealer agreement by asking your Financial Advisor to exchange shares of another Family Fund for shares of the corresponding class of the fund. Otherwise, you may acquire fund shares by writing to the fund's transfer agent, as described below, and requesting an exchange of shares of another Family Fund for shares of the corresponding class of the fund.


The fund and UBS Global AM have the right to reject any purchase order (including any order that would violate the fund's market timing policies as discussed below) and to suspend the offering of the fund's shares for a period of time or permanently.


MINIMUM INVESTMENTS:

To open an account                                 None
To add to an account                               None

The fund may impose minimum investment requirements at any time.

SELLING SHARES

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C and last, Class B.

If you hold your shares through a financial institution, you can sell shares by contacting your Financial Advisor. If you purchased shares through the fund's transfer agent, you may sell them as explained below.

It costs the fund money to maintain shareholder accounts. Therefore, the fund reserves the right to repurchase all shares in any account that has a net asset value of less than $500. If the fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. The fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

EXCHANGING SHARES

You may exchange Class A, Class B or Class C shares of the fund for shares of the same class of most other Family Funds.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. Each fund will use the date of your original share purchase to determine whether you must pay a deferred sales charge when you sell the shares of the fund acquired in the exchange.

Other Family Funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

If you hold your fund shares through a financial institution, you may exchange your shares by placing an order with that institution. If you hold your fund shares through the fund's transfer agent, you may exchange your shares as explained below.

The fund may modify or terminate the exchange privilege at any time.

TRANSFER AGENT

If you wish to invest in any of the Family Funds through the fund's transfer agent, PFPC Inc., you can obtain an application by calling 1-800-647 1568. You must complete and sign the application and mail it, along with a check to the transfer agent.

You may also sell or exchange your shares by writing to the fund's transfer agent. Your letter must include:

-  Your name and address;

-  Your account number;

- The name of the fund whose shares you are selling to purchase shares of UBS Money Market Fund;

-  The dollar amount or number of shares you want to sell and/or exchange; and

- A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The fund will not accept signature guarantees that are not part of these programs.

Applications to purchase shares of other Family Funds (along with a check), and letters requesting redemptions of shares or exchanges of shares of other Family Funds or UBS Money Market Fund through the transfer agent, should be mailed to:

     PFPC Inc.
     Attn.: UBS Mutual Funds
     P.O. Box 8950
     Wilmington, DE 19899

You do not have to complete an application when you make additional investments in the same fund.

ADDITIONAL INFORMATION ABOUT YOUR ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, the fund may not be able to maintain your account. If the fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.


MARKET TIMERS. The interests of the fund's long-term shareholders and the fund's ability to manage its investments may be adversely affected when the fund's shares are repeatedly bought and sold in response to short-term market fluctuations or price fluctuations due to time zone differences in international financial markets--sometimes known as "market timing." Market timing may cause the fund to have difficulty implementing long-term investment strategies, because it would have more difficulty predicting how much cash it would need to have available to meet redemption requests and to invest. Market timing also may force the fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's fund shares. Market timing also may materially increase the fund's transaction costs or administrative costs. These factors may hurt the fund's performance and its shareholders.

The fund's board has adopted the following policies and procedures with respect to market timing that are designed to discourage, detect and prevent frequent purchases and redemptions of fund shares by fund shareholders. The fund will reject purchase orders and exchanges into the fund by any person, group or account that UBS Global AM determines to be a market timer. UBS Global AM maintains market timing prevention procedures under which it reviews daily reports from the fund's transfer agent of all accounts that engaged in transactions in fund shares that exceed a specified monetary threshold and effected such transactions within a certain time period to evaluate whether any such account had engaged in market timing activity. In evaluating the account transactions, UBS Global AM will consider the potential harm of the trading or exchange activity to the fund or its shareholders. If UBS Global AM determines, in its sole discretion, that a shareholder has engaged in market timing, the shareholder will be permanently barred from making future purchases or exchanges into the fund. In addition, if a Financial Advisor is identified as the Financial Advisor of two or more accounts that have engaged in market timing, UBS Global AM will attempt to prohibit the Financial Advisor from making additional purchases of the fund on behalf of its clients.

Shares of the fund may be held through omnibus account arrangements or insurance company separate accounts, whereby a broker-dealer, investment advisor, retirement plan sponsor or other financial intermediary (each a "Financial Intermediary") maintains an omnibus account with the fund for trading on behalf of its customers or participants. Omnibus accounts are accounts that aggregate the transactions of underlying shareholders, thus making it difficult to identify individual underlying account holder activity. UBS Global AM reviews purchase and redemption activity in omnibus accounts on a daily basis to seek to identify an unusual pattern of trading activity within a short period of time. If UBS Global AM detects an unusual pattern of trading activity, UBS Global AM will notify the Financial Intermediary of the omnibus account and will request that the Financial Intermediary use its best efforts to identify and bar any customer or participant that is engaging in market timing, if possible.

While the fund will encourage Financial Intermediaries to apply the fund's market timing policies to their customers or participants who invest in the fund through an omnibus account, the fund is limited in its ability to monitor the trading activity or enforce the fund's market timing policies with respect to customers of Financial Intermediaries. For example, although UBS Global AM reviews the trading activity of omnibus accounts, UBS Global AM may not be able to detect market timing that may be facilitated by Financial Intermediaries or made difficult to identify in the omnibus accounts used by those Financial Intermediaries for aggregated purchases, exchanges and redemptions on behalf of their customers or participants.

While the fund will seek to take actions (directly and with the assistance of Financial Intermediaries) that will detect market timing, the fund's efforts may not be completely successful in minimizing or eliminating such trading activity. As a result, some shareholders may still be able to market time to the detriment of existing shareholders in the fund.

Certain types of transactions will also be exempt from the market timing prevention procedures, such as purchases and redemptions through UBS Global AM's automatic cash withdrawal plan and automatic investment plan, and purchases and redemptions by wrap-fee accounts that have an automatic rebalancing feature.


PRICING AND VALUATION

The price of fund shares is based on net asset value. The net asset value is the total value of the fund divided by the total number of shares outstanding. In determining net asset value, the fund values its securities at their amortized cost. This method uses a constant amortization to maturity of the difference between the cost of the instrument to the fund and the amount due at maturity. The fund's net asset value per share is expected to be $1.00, although this value is not guaranteed.

The fund calculates net asset value on days that the New York Stock Exchange
(NYSE) is open. The fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the fund does not price its shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value (adjusted for any applicable sales charges) that is next calculated after the fund accepts your order.

If you place your order through a financial institution, your Financial Advisor is responsible for making sure that your order is promptly sent to the fund.


With respect to any portion of the fund's assets that are invested in one or more open-end management investment companies that are registered under the Investment Company Act of 1940, the fund's net asset value is calculated based upon the net asset values of the registered open-end management investment companies in which the fund invests. The prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

The fund's board has delegated to UBS Global AM, which in turn has delegated to the UBS Global Valuation Committee, the responsibility for making fair value determinations with respect to the fund's portfolio securities. The types of securities for which such fair value pricing may be necessary include, but are not limited to: foreign securities; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The need to fair value the fund's portfolio securities may also result from low trading volume in foreign markets or thinly traded domestic securities, and when a security subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the "limit up" or "limit down" price and no trading has taken place at that price.

MANAGEMENT

INVESTMENT ADVISOR


UBS Global AM, a Delaware corporation located at 51 West 52nd Street, New York, NY 10019-6114, is an investment advisor registered with the US Securities and Exchange Commission. As of March 31, 2005, UBS Global AM had approximately
$[    ] billion in assets under management. UBS Global AM is an indirect, wholly owned subsidiary of UBS AG ("UBS") and a member of the UBS Global Asset
Management Division, which had approximately $[    ] billion in assets under
management worldwide as of March 31, 2005. UBS is an internationally diversified organization headquartered in Zurich, Switzerland, with operations in many areas of the financial services industry.


ADVISORY FEES

The fund paid advisory and administration fees to UBS Global AM for the most recent fiscal year at the annual rate of 0.50% of the fund's average daily net assets (before voluntary fee waivers).

DIVIDENDS AND TAXES

DIVIDENDS

The fund declares dividends daily and pays them monthly. The fund may distribute all or a portion of its short-term capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. The fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

Classes with higher expenses are expected to have lower dividends. For example, Class B and Class C shares are expected to have lower dividends than Class A shares.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your Financial Advisor (or the fund's transfer agent if you invested in the fund through its transfer agent). Shares earn dividends on the day they are purchased but not on the day they are sold.

TAXES

The dividends that you receive from the fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax.

The fund will tell you annually how you should treat its dividends for tax purposes. You will not recognize any gain or loss on the sale or exchange of your fund shares so long as the fund maintains a share price of $1.00.


The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the fund's SAI.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned on an investment in the fund (assuming reinvestment of all dividends and distributions).


The information in the finanical highlights for the years ended February 29 or 28, 2005, 2004, 2003 and 2002 has been audited by Ernst & Young LLP, independent registered public accounting firm, whose report, along with the fund's financial statements, is included in the fund's Annual Report to Shareholders. The information in the financial highlights for the year ended February 28, 2001 was audited by other independent accountants whose report indicated an unqualified opinion. The Annual Report may be obtained without charge by calling toll free 1-800-647 1568.



                                                                                           CLASS A
                                                               --------------------------------------------------------------
                                                                             FOR THE YEARS ENDED FEBRUARY 29 OR 28,
                                                               --------------------------------------------------------------
                                                                  2005         2004          2003         2002         2001
                                                               ---------    ---------     ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF YEAR                             $    1.00    $    1.00     $    1.00    $    1.00    $    1.00
                                                               ---------    ---------     ---------    ---------    ---------
Net investment income                                              0.006        0.007         0.007        0.023        0.053
Net realized gains from investment activities                         --        0.000*           --           --           --
Dividends from net investment income                              (0.006)      (0.007)       (0.007)      (0.023)      (0.053)
                                                               ---------    ---------     ---------    ---------    ---------
Distributions from net realized gains from
  investment activities                                           (0.000)*         --            --           --           --
Total dividends and distributions                                 (0.006)      (0.007)       (0.007)      (0.023)      (0.053)
NET ASSET VALUE, END OF YEAR                                   $    1.00    $    1.00     $    1.00    $    1.00    $    1.00
                                                               =========    =========     =========    =========    =========
TOTAL INVESTMENT RETURN(1)                                          0.62%        0.67%         0.66%        2.36%        5.45%
                                                               =========    =========     =========    =========    =========

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000's)                                $  12,912    $  15,396     $  27,185    $  26,676    $  38,533
Expenses to average net assets, net of fee waivers
  and expense reimbursements by advisor                             0.98%        0.46%         1.01%        1.05%        1.07%
Expenses to average net assets, before fee waivers
  and expense reimbursements by advisor                             1.63%        1.23%         1.21%        1.06%        1.07%
Net investment income to average net assets, net of
  fee waivers and expense reimbursements by advisor                 0.61%        0.67%         0.66%        2.37%        5.35%
Net investment income (loss) to average net assets, before
  fee waivers and expense reimbursements by advisor                (0.04)%      (0.10)%        0.46%        2.36%        5.35%


----------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.
  *  Represents less than $0.0005.

                                                                                     CLASS B
                                                       -------------------------------------------------------------------
                                                                      FOR THE YEARS ENDED FEBRUARY 29 OR 28,
                                                       -------------------------------------------------------------------
                                                          2005          2004          2003          2002          2001
                                                       -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, BEGINNING OF YEAR                     $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                       -----------   -----------   -----------   -----------   -----------
Net investment income                                        0.001         0.001         0.002         0.018         0.048
Net realized gains from investment activities                   --         0.000*           --            --            --
Dividends from net investment income                        (0.001)       (0.001)       (0.002)       (0.018)       (0.048)
                                                       -----------   -----------   -----------   -----------   -----------
Distributions from net realized gains from
   investment activities                                    (0.000)*          --            --            --            --
Total dividends and distributions                           (0.001)       (0.001)       (0.002)       (0.018)       (0.048)
NET ASSET VALUE, END OF YEAR                           $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                       ===========   ===========   ===========   ===========   ===========
TOTAL INVESTMENT RETURN(1)                                    0.12%         0.15%         0.16%         1.84%         4.94%
                                                       ===========   ===========   ===========   ===========   ===========
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000's)                        $     6,422   $    13,227   $    36,948   $    24,508   $    24,231
Expenses to average net assets, net of fee waivers
   and expense reimbursements by advisor                      1.41%         0.98%         1.49%         1.56%         1.55%
Expenses to average net assets, before fee waivers
   and expense reimbursements by advisor                      2.09%         1.74%         1.69%         1.58%         1.55%
Net investment income to average net assets, net of
   fee waivers and expense reimbursements by advisor          0.12%         0.14%         0.15%         1.82%         4.84%
Net investment income (loss) to average net assets,
   before fee waivers and expense reimbursements
   by advisor                                                (0.56)%       (0.62)%       (0.05)%        1.80%         4.84%


----------

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. The figures do not include any applicable sales charges; results would be lower if they were included. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.
  *  Represents less than $0.0005.

                                                                                     CLASS C
                                                       -------------------------------------------------------------------
                                                                             FOR THE YEARS ENDED FEBRUARY 29 OR 28,
                                                       -------------------------------------------------------------------
                                                          2005          2004          2003          2002          2001
                                                       -----------   -----------   -----------   -----------   -----------
NET ASSET VALUE, BEGINNING OF YEAR                     $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                       -----------   -----------   -----------   -----------   -----------
Net investment income                                        0.001         0.001         0.002         0.018         0.048
Net realized gains from investment activities                   --         0.000*           --            --            --
Dividends from net investment income                        (0.001)       (0.001)       (0.002)       (0.018)       (0.048)
                                                       -----------   -----------   -----------   -----------   -----------
Distributions from net realized gains from
   investment activities                                    (0.000)*          --            --            --            --
Total dividends and distributions                           (0.001)       (0.001)       (0.002)       (0.018)       (0.048)
NET ASSET VALUE, END OF YEAR                           $      1.00   $      1.00   $      1.00   $      1.00   $      1.00
                                                       ===========   ===========   ===========   ===========   ===========
TOTAL INVESTMENT RETURN(1)                                    0.10%         0.10%         0.15%         1.85%         4.95%
                                                       ===========   ===========   ===========   ===========   ===========
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000's)                        $     2,663   $     5,179   $    11,319   $    12,700   $    13,282
Expenses to average net assets, net of fee waivers
   and expense reimbursements by advisor                      1.44%         1.02%         1.52%         1.55%         1.55%
Expenses to average net assets, before fee waivers
   and expense reimbursements by advisor                      2.11%         1.79%         1.71%         1.57%         1.55%
Net investment income to average net assets, net of
   fee waivers and expense reimbursements by advisor          0.10%         0.10%         0.15%         1.86%         4.88%
Net investment income (loss) to average net assets,
   before fee waivers and expense reimbursements
   by advisor                                                (0.57)%       (0.67)%       (0.04)%        1.84%         4.88%

If you want more information about the fund, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the fund's investments is available in its annual and semi-annual reports to shareholders.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the fund and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).


You may discuss your questions about the fund by contacting your Financial Advisor. You may obtain free copies of the fund's annual and semi-annual reports and its SAI by contacting the fund directly at 1-800-647 1568. You may also request other information about the fund and make shareholder inquiries via this number. The fund does not make its SAI and shareholder reports available online because it is a money market fund and does not have a website.


You may review and copy information about the fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942 8090. You can get copies of reports and other information about the fund:

- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102; or

- Free, from the EDGAR Database on the SEC's Internet website at: http://www.sec.gov.


UBS Master Series, Inc.
--UBS Money Market Fund
Investment Company Act File No. 811-4448


(C) 2005 UBS Global Asset Management (US) Inc.

All rights reserved.

Item No. S056

[UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS MONEY MARKET FUND

PROSPECTUS



June 28, 2005

                              UBS MONEY MARKET FUND
                               51 WEST 52ND STREET
                          NEW YORK, NEW YORK 10019-6114

                       STATEMENT OF ADDITIONAL INFORMATION

     UBS Money Market Fund is a diversified series of UBS Master Series, Inc., a professionally managed open-end investment company ("Corporation").

     The fund's investment advisor, administrator and principal underwriter is UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG. As the fund's principal underwriter, UBS Global AM selects dealers for the sale of fund shares.

     Portions of the fund's Annual Report to Shareholders are incorporated by reference into this Statement of Additional Information ("SAI"). The Annual Report accompanies this SAI. You may obtain an additional copy of the Annual Report without charge by calling toll-free 1-800-647 1568.


     This SAI is not a prospectus and should be read only in conjunction with the fund's current Prospectus, dated June 28, 2005. A copy of the Prospectus may be obtained by calling your Financial Advisor or by calling the fund toll-free at 1-800-647 1568. This SAI is dated June 28, 2005.


                                TABLE OF CONTENTS


                                                                                                       PAGE
                                                                                                       ----
     The Fund and Its Investment Policies                                                                 2
     The Fund's Investments, Related Risks and Limitations                                                2
     Disclosure of Portfolio Holdings                                                                     9
     Organization of the Corporation; Directors and Officers; Principal Holders and Management
       Ownership of Securities                                                                           12
     Investment Advisory, Administration and Principal Underwriting Arrangements                         22
     Portfolio Transactions                                                                              26
     Additional Exchange and Redemption Information; Reduced Sales Charges; Other Services               26
     Conversion of Class B Shares                                                                        28
     Valuation of Shares                                                                                 28
     Taxes                                                                                               29
     Other Information                                                                                   29
     Financial Statements                                                                                30

                      THE FUND AND ITS INVESTMENT POLICIES


     The fund's investment objective may not be changed without shareholder approval. Except where noted, the investment policies of the fund may be changed by its board of directors ("board") without shareholder approval. As with other mutual funds, there is no assurance that the fund will achieve its investment objective.


     The fund's investment objective is to provide maximum current income consistent with liquidity and conservation of capital. The fund invests in high quality money market instruments that have, or are deemed to have, remaining maturities of 13 months or less. Money market instruments include short-term debt obligations and similar securities. They also include longer term securities that have variable interest rates or other special features that give them the financial characteristics of short-term debt. These instruments include
(1) US and foreign government securities, (2) obligations of US and foreign banks, (3) commercial paper and other short-term obligations of US and foreign corporations, partnerships, trusts and similar entities, (4) repurchase agreements and (5) investment company securities. The fund maintains a dollar-weighted average portfolio maturity of 90 days or less.

     The fund may invest in obligations (including certificates of deposit, bankers' acceptances, time deposits and similar obligations) of US and foreign banks only if the institution has total assets at the time of purchase in excess of $1.5 billion. The fund's investments in non-negotiable time deposits of these institutions will be considered illiquid if they have maturities greater than seven calendar days.

     The fund may purchase only those obligations that UBS Global AM determines, pursuant to procedures adopted by the board, present minimal credit risks and are "First Tier Securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("Investment Company Act"). First Tier Securities include US government securities and securities of other registered investment companies that are money market funds. Other First Tier Securities are either
(1) rated in the highest short-term rating category by at least two nationally recognized statistical rating organizations ("rating agencies"), (2) rated in the highest short-term rating category by a single rating agency if only that rating agency has assigned the obligation a short-term rating, (3) issued by an issuer that has received such a short-term rating with respect to a security that is comparable in priority and security, (4) subject to a guarantee rated in the highest short-term rating category or issued by a guarantor that has received the highest short-term rating for a comparable debt obligation or (5) unrated, but determined by UBS Global AM to be of comparable quality.

     The fund generally may invest no more than 5% of its total assets in the securities of a single issuer (other than US government securities), except that the fund may invest up to 25% of its total assets in First Tier Securities of a single issuer for a period of up to three business days. The fund may purchase only US dollar denominated obligations of foreign issuers.

     The fund may invest up to 10% of its net assets in illiquid securities. The fund may purchase securities on a when-issued or delayed delivery basis. The fund may lend its portfolio securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. The fund may borrow from banks or through reverse repurchase agreements for temporary or emergency purposes, but not in excess of 10% of its total assets. The costs associated with borrowing may reduce the fund's net income. See "The Fund's Investments, Related Risks and Limitations -- Investment Limitations of the Fund" for more information regarding borrowing. The fund may invest in the securities of other investment companies.

              THE FUND'S INVESTMENTS, RELATED RISKS AND LIMITATIONS

     The following supplements the information contained in the fund's Prospectus and above concerning the fund's investments, related risks and limitations. Except as otherwise indicated in the Prospectus or SAI, the fund has established no policy limitations on its ability to use the investments or techniques discussed in these documents. New forms of money market instruments continue to be developed. The fund may invest in these instruments to the extent consistent with its investment objective.

     YIELDS AND CREDIT RATINGS OF MONEY MARKET INSTRUMENTS; FIRST TIER SECURITIES. The yields on the money market instruments in which the fund invests are dependent on a variety of factors, including general money market conditions, conditions in the particular market for the obligation, the financial condition of the issuer, the size of the offering, the maturity of the obligation and the ratings of the issue. The ratings assigned by rating agencies represent their opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices.

     Subsequent to its purchase by the fund, an issue may cease to be rated or its rating may be reduced. If a security in the fund's portfolio ceases to be a First Tier Security (as defined above) or UBS Global AM becomes aware that a security has received a rating below the second highest rating by any rating agency, UBS Global AM and, in certain cases, the fund's board, will consider whether the fund should continue to hold the obligation. A First Tier Security rated in the highest short-term category at the time of purchase that subsequently receives a rating below the highest rating category from a different rating agency may continue to be considered a First Tier Security.

     US GOVERNMENT SECURITIES. US government securities include direct obligations of the US Treasury (such as Treasury bills, notes or bonds) and obligations issued or guaranteed as to principal and interest (but not as to market value) by the US government, its agencies or its instrumentalities. These US government securities may include mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises and are not guaranteed or insured by the US government. Other US government securities may be backed by the full faith and credit of the US government or supported primarily or solely by the creditworthiness of the government-related issuer or, in the case of mortgage-backed securities, by pools of assets.

     US government securities also include separately traded principal and interest components of securities issued or guaranteed by the US Treasury, which are traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are individually numbered and separately issued by the US Treasury.

     COMMERCIAL PAPER AND OTHER SHORT-TERM OBLIGATIONS. The fund may purchase commercial paper, which includes short-term obligations issued by corporations, partnerships, trusts or other entities to finance short-term credit needs. The fund also may purchase other types of non-convertible debt obligations subject to maturity constraints imposed by the Securities and Exchange Commission ("SEC"). Descriptions of certain types of short-term obligations are provided below.

     ASSET-BACKED SECURITIES. The fund may invest in securities that are comprised of financial assets that have been securitized through the use of trusts or special purpose corporations or other entities. Such assets may include motor vehicle and other installment sales contracts, home equity loans, leases of various types of real and personal property and receivables from revolving credit (credit card) agreements or other types of financial assets. Payments or distributions of principal and interest may be guaranteed up to a certain amount and for a certain time period by a letter of credit or pool insurance policy issued by a financial institution unaffiliated with the issuer, or other credit enhancements may be present. See "The Fund's Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

     VARIABLE AND FLOATING RATE SECURITIES AND DEMAND INSTRUMENTS. The fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months issued by US government agencies or instrumentalities or guaranteed by the US government. In addition, the fund may purchase variable and floating rate securities of other issuers. The yields on these securities are adjusted in relation to changes in specific rates, such as the prime rate, and different securities may have different adjustment rates. Certain of these obligations carry a demand feature that gives the fund the right to tender them back to a specified party, usually the issuer or a remarketing agent, prior to maturity. The fund's investment in variable and floating rate securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of 13 months or less. The fund will purchase variable and floating rate securities of non-US government issuers that have remaining maturities of more than 13 months only if the securities are subject to a demand feature exercisable within 13 months or less. See "The Fund's Investments, Related Risks and Limitations -- Credit and Liquidity Enhancements."

     Generally, the fund may exercise demand features (1) upon a default under the terms of the underlying security, (2) to maintain its portfolio in accordance with its investment objective and policies or applicable legal or regulatory requirements or (3) as needed to provide liquidity to the fund in order to meet redemption requests. The ability of a bank or other financial institution to fulfill its obligations under a letter of credit, guarantee or other liquidity arrangement might be affected by possible financial difficulties of its borrowers, adverse interest

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rate or economic conditions, regulatory limitations or other factors. The interest rate on floating rate or variable rate securities ordinarily is readjusted on the basis of the prime rate of the bank that originated the financing or some other index or published rate, such as the 90-day US Treasury bill rate, or is otherwise reset to reflect market rates of interest. Generally, these interest rate adjustments cause the market value of floating rate and variable rate securities to fluctuate less than the market value of fixed rate securities.

     AUCTION RATE AND REMARKETED PREFERRED STOCK. The fund may purchase certain types of auction rate preferred stock ("ARPS") and/or remarketed preferred stock ("RPS") subject to a demand feature. These purchases may include ARPS and RPS issued by closed-end investment companies. ARPS or RPS may be deemed to meet the maturity and quality requirements of money market funds if they are structured to comply with conditions established by the SEC. ARPS and RPS subject to a demand feature, despite their status as equity securities, are economically similar to variable rate debt securities subject to a demand feature. Both ARPS and RPS allow the holder to sell the stock at a liquidation preference value at specified periods, provided that the auction or remarketing is successful. If the auction or remarketing fails, then the holder of certain types of ARPS and RPS may exercise a demand feature and has the right to sell the ARPS or RPS to a third party guarantor or counterparty at a price that can reasonably be expected to approximate its amortized cost. The ability of a bank or other financial institution providing the demand feature to fulfill its obligations might be affected by possible financial difficulties of its borrowers, adverse interest rate or economic conditions, regulatory limitations or other factors.

     The fund's investments in ARPS and RPS issued by closed-end funds also are subject to limitations that generally prohibit a fund from investing more than 10% of its assets in securities of other investment companies. See "The Fund's Investments, Related Risks and Limitations -- Investments in Other Investment Companies."

     VARIABLE AMOUNT MASTER DEMAND NOTES. The fund may invest in variable amount master demand notes, which are unsecured redeemable obligations that permit investment of varying amounts at fluctuating interest rates under a direct agreement between the fund and an issuer. The principal amount of these notes may be increased from time to time by the parties (subject to specified maximums) or decreased by the fund or the issuer. These notes are payable on demand (subject to any applicable advance notice provisions) and may or may not be rated.

     INVESTING IN FOREIGN SECURITIES. The fund's investments in US dollar denominated securities of non-US issuers may involve risks that are different from investments in US issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect the payment of principal or interest on the fund's investments. Additionally, there may be less publicly available information about non-US issuers because they may not be subject to the same regulatory requirements as domestic issuers. The fund's investments in securities issued by US finance subsidiaries of non-US banks may involve similar risks to the extent a non-US bank is deemed to support its US finance subsidiary. US finance subsidiaries of non-US banks may not be subject to regulation by US state or federal banking regulations.

     CREDIT AND LIQUIDITY ENHANCEMENTS. The fund may invest in securities that have credit or liquidity enhancements or may purchase these types of enhancements in the secondary market. Such enhancements may be structured as demand features that permit the fund to sell the instrument at designated times and prices. These credit and liquidity enhancements may be backed by letters of credit or other instruments provided by banks or other financial institutions whose credit standing affects the credit quality of the underlying obligation. Changes in the credit quality of these financial institutions could cause losses to the fund and affect its share price. The credit and liquidity enhancements may have conditions that limit the ability of the fund to use them when the fund wishes to do so.

     ILLIQUID SECURITIES. The term "illiquid securities" means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days and restricted securities other than those UBS Global AM has determined are liquid pursuant to guidelines established by the board. The fund may not be able to readily liquidate its investments in illiquid securities and may have to sell other investments if necessary to raise cash to meet its obligations. The lack of a liquid secondary market for illiquid securities may make it more difficult for the fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

     Restricted securities are not registered under the Securities Act of 1933, as amended ("Securities Act"), and may be sold only in privately negotiated or other exempted transactions or after a registration statement under the Securities Act has become effective. Where registration is required, the fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.


     Not all restricted securities are illiquid. A large institutional market has developed for many US and non-US securities that are not registered under the Securities Act. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

     Institutional markets for restricted securities also have developed as a result of Rule 144A under the Securities Act, which establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and non-US issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the fund, however, could affect adversely the marketability of such portfolio securities, and the fund might be unable to dispose of them promptly or at favorable prices.


     The board has delegated the function of making day-to-day determinations of liquidity to UBS Global AM pursuant to guidelines approved by the board. UBS Global AM takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trades for the security, (2) the number of dealers that make quotes for the security, (3) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer) and (4) the existence of demand features or similar liquidity enhancements. UBS Global AM monitors the liquidity of restricted securities in the fund's portfolio and reports periodically on such decisions to the board.

     UBS Global AM also monitors the fund's overall holdings of illiquid securities. If the fund's holdings of illiquid securities exceed its limitation on investments in illiquid securities for any reason (such as a particular security becoming illiquid, changes in the relative market values of portfolio securities or shareholder redemptions), UBS Global AM will consider what action would be in the best interests of the fund and its shareholders. Such action may include engaging in an orderly disposition of securities to reduce the fund's holdings of illiquid securities. However, the fund is not required to dispose of illiquid securities under these circumstances.

     REPURCHASE AGREEMENTS. The fund may enter into repurchase agreements. Repurchase agreements are transactions in which the fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed-upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. Securities or other obligations subject to repurchase agreements may have maturities in excess of 13 months. The fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special "tri-party" custodian or sub-custodian that maintains separate accounts for both the fund and its counterparty. Thus, the obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

     Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the fund upon acquisition is accrued as interest and included in its net investment income. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, the fund may suffer delays, costs and possible losses in connection with the disposition of collateral. The fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS Global AM to present minimum credit risks.

     REVERSE REPURCHASE AGREEMENTS. Reverse repurchase agreements involve the sale of securities held by the fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the fund's limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the fund will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

     Reverse repurchase agreements involve the risk that the buyer of the securities sold by the fund might be unable to deliver them when the fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the fund's obligation to repurchase the securities, and the fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. See "The Fund's Investments, Related Risks and Limitations -- Segregated Accounts."

     COUNTERPARTIES. The fund may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, UBS Global AM, subject to the supervision of the board, monitors and evaluates the creditworthiness of the parties with which the fund does business.


     OPERATIONS RISK. The fund is subject to the risk that it may not be able to complete a transaction in the manner or at the time desired because of difficulties with the settlement process or other functions related to the processing of securities transactions.


     WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The fund may purchase securities on a "when-issued" basis or may purchase or sell securities for delayed delivery, I.E., for issuance or delivery to or by the fund later than the normal settlement date at a stated price and yield. The fund generally would not pay for such securities or start earning interest on them until they are received. However, when the fund undertakes a when-issued or delayed delivery obligation, it immediately assumes the risks of ownership, including the risks of price fluctuation. Failure of the issuer to deliver a security purchased by the fund on a when-issued or delayed delivery basis may result in the fund's incurring a loss or missing an opportunity to make an alternative investment.

     A security purchased on a when-issued or delayed delivery basis is recorded as an asset on the commitment date and is subject to changes in market value, generally based upon changes in the level of interest rates. Thus, fluctuation in the value of the security from the time of the commitment date will affect the fund's net asset value. When the fund commits to purchase securities on a when-issued or delayed delivery basis, it will designate cash or liquid securities on the books of its custodian, marked to market daily, in an amount to cover the commitment. The fund's when-issued and delayed delivery purchase commitments could cause its net asset value per share to be more volatile. The fund may sell the right to acquire the security prior to delivery if UBS Global AM deems it advantageous to do so, which may result in a gain or loss to the fund. See "The Fund's Investments, Related Risks and Limitations -- Segregated Accounts."

     INVESTMENTS IN OTHER INVESTMENT COMPANIES. The fund may invest in securities of other money market funds and certain securities of closed-end investment companies, subject to limitations imposed by the Investment Company Act. Among other things, these limitations generally restrict the fund's aggregate investments in other investment companies to no more than 10% of its total assets. The fund's investments in certain private investment vehicles are not subject to this restriction. The shares of other money market funds are subject to the management fees and other expenses of those funds. At the same time, the fund would continue to pay its own management fees and expenses with respect to all its investments, including shares of other money market funds. The fund may invest in the securities of other money market funds when UBS Global AM believes that (1) the amounts to be invested are too small or are available too late in the day to be effectively invested in other money market instruments, (2) shares of other money market funds otherwise would provide a better return than direct investment in other money market instruments or (3) such investments would enhance the fund's liquidity. See also "The Fund's Investments, Related Risks and Limitations -- Auction Rate and Remarketed Preferred Stock."

     LENDING OF PORTFOLIO SECURITIES. The fund is authorized to lend its portfolio securities to broker-dealers or institutional investors that UBS Global AM deems qualified. Lending securities enables the fund to earn additional income, but could result in a loss or delay in recovering these securities. The borrower of the fund's portfolio securities must maintain acceptable collateral with the fund's custodian in an amount, marked to market daily, at least equal to the market value of the securities loaned, plus accrued interest and dividends. Acceptable collateral is limited to cash, US government securities and irrevocable letters of credit that meet certain guidelines established by UBS Global AM. The fund may reinvest any cash collateral in money market investments or other short-term liquid investments, including other investment companies. The fund also may reinvest cash collateral in private investment vehicles similar to money market funds, including one managed by UBS Global AM. In determining whether to lend securities to a particular broker-dealer or institutional investor, UBS Global AM will consider, and during the period of the loan will monitor, all relevant facts and circumstances, including the creditworthiness of the borrower. The fund will retain authority to terminate any of its loans at any time. The fund may pay reasonable fees in connection with a loan and may pay the borrower or placing broker a negotiated portion of the interest earned on the reinvestment of cash held as collateral. The fund will receive amounts equivalent to any interest, dividends or other distributions on the securities loaned. The fund will regain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights, when regaining such rights is considered to be in the fund's interest.

     Pursuant to procedures adopted by the board governing the fund's securities lending program, UBS Securities LLC ("UBS Securities"), another wholly owned indirect subsidiary of UBS AG, has been retained to serve as lending agent for the fund. The board also has authorized the payment of fees (including fees calculated as a percentage of invested cash collateral) to UBS Securities for these services. The board periodically reviews all portfolio securities loan transactions for which UBS Securities acted as lending agent. UBS Securities and other affiliated broker-dealers have also been approved as borrowers under the fund's securities lending program.

     SEGREGATED ACCOUNTS. When the fund enters into certain transactions that involve obligations to make future payments to third parties, including the purchase of securities on when-issued or delayed delivery basis or reverse repurchase agreements, it will maintain with an approved custodian in a segregated account (or designate on the books of its custodian) cash or liquid securities, marked to market daily, in an amount at least equal to its obligations under the commitment.

INVESTMENT LIMITATIONS OF THE FUND

     FUNDAMENTAL LIMITATIONS. The following investment limitations cannot be changed for the fund without the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the fund or (b) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentages resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations. With regard to the borrowings limitation in fundamental limitation (2), the fund will comply with the applicable restrictions of Section 18 of the Investment Company Act.

     The fund will not:

     (1) purchase any security if, as a result of that purchase, 25% or more of the fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies or instrumentalities or to municipal securities or to certificates of deposit and bankers' acceptances of domestic branches of US banks.

     The following interpretations apply to, but are not a part of, this fundamental restriction: (a) US banking (including US finance subsidiaries of non-US banks) and non-US banking will be considered to be different industries, and (b) asset-backed securities will be grouped in industries based upon their underlying assets and not treated as constituting a single, separate industry.

     (2) issue senior securities or borrow money, except as permitted under the Investment Company Act and then not in excess of 33 1/3% of the fund's total assets (including the amount of the senior securities issued but reduced by any liabilities not constituting senior securities) at the time of the issuance or borrowing, except that the fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes.

     (3) make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this restriction, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan.

     The following interpretation applies to, but is not part of, this fundamental restriction: the fund's investments in master notes and similar instruments will not be considered to be the making of a loan.

     (4) engage in the business of underwriting securities of other issuers, except to the extent that the fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities.

     (5) purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

     (6) purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (7) purchase securities of any one issuer if, as a result, more than 5% of the fund's total assets would be invested in securities of that issuer or the fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the US government, its agencies and instrumentalities or to securities issued by other investment companies.

     The following interpretation applies to, but is not a part of, this fundamental restriction: Mortgage-and asset-backed securities will not be considered to have been issued by the same issuer by reason of the securities having the same sponsor, and mortgage- and asset-backed securities issued by a finance or other special purpose subsidiary that are not guaranteed by the parent company will be considered to be issued by a separate issuer from the parent company.

     NON-FUNDAMENTAL LIMITATIONS. The following investment restrictions are non-fundamental and may be changed by the vote of the board without shareholder approval. If a percentage restriction is adhered to at the time of an investment or transaction, a later increase or decrease in percentages resulting from changing values of portfolio securities or amount of total assets will not be considered a violation of any of the following limitations.

     The fund will not:

     (1) purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

     (2) purchase securities on margin, except for short-term credit necessary for clearance of portfolio transactions and except that the fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (3) engage in short sales of securities or maintain a short position, except that the fund may (a) sell short "against the box" and (b) maintain short positions in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     (4) purchase securities of other investment companies, except to the extent permitted by the Investment Company Act and except that this limitation does not apply to securities received or acquired as dividends, through offers of exchange, or as a result of reorganization, consolidation, or merger.


     USE OF FUTURES AND RELATED OPTIONS. The Corporation, on behalf of the fund, has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under that act with respect to the fund.

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                        DISCLOSURE OF PORTFOLIO HOLDINGS

     POLICIES AND PROCEDURES GENERALLY. UBS Global AM and the fund's board have adopted portfolio holdings disclosure policies and procedures to govern the disclosure of the portfolio holdings of the fund. UBS Global AM and the fund's chief compliance officer also considered actual and potential material conflicts that could arise in such circumstances between the interests of fund shareholders, on the one hand, and those of the fund's investment advisor, distributor, or any affiliated person of the fund, its investment advisor, or its distributor, on the other.

     After giving due consideration to such matters and after the exercise of their fiduciary duties and reasonable business judgment, UBS Global AM and the fund's board determined that the fund has a legitimate business purpose for disclosing portfolio holdings to certain persons/entities and that the policies and procedures are reasonably designed to ensure that disclosure of portfolio holdings and information about portfolio holdings is in the best interests of fund shareholders and appropriately address the potential for material conflicts of interest.

     UBS Global AM's procedures require that UBS Global AM Legal and Compliance address any material conflicts of interest regarding a disclosure of portfolio holdings and determine whether a disclosure of the fund's portfolio holdings is for a legitimate business purpose and in the best interests of the fund's shareholders prior to the fund's officer or UBS Global AM Legal authorizing the disclosure of portfolio holdings. UBS Global AM Legal and Compliance will periodically review how the fund's portfolio holdings are being disclosed to and used by, if at all, service providers, UBS Global AM affiliates and certain fiduciaries, and broker-dealers to ensure that such use is for legitimate business reasons and in the best interests of the fund's shareholders.

     BOARD OVERSIGHT. The fund's board exercises continuing oversight of the disclosure of fund portfolio holdings by (i) overseeing the implementation and enforcement of the portfolio holdings disclosure policies and procedures, the fund's code of ethics, policies and procedures regarding the misuse of inside information by the chief compliance officer of the fund, (ii) considering reports and recommendations by the chief compliance officer concerning any material compliance matters (as defined in Rule 38a-1 under the Investment Company Act and Rule 206(4)-7 under the Investment Advisers Act of 1940) that may arise in connection with any policies governing portfolio holdings, and
(iii) considering whether to approve or ratify any amendment to any policies governing portfolio holdings. UBS Global AM and the board reserve the right to amend the fund's policies and procedures regarding the disclosure of portfolio holdings at any time and from time to time without prior notice in their sole discretion.

     TEN LARGEST STOCK HOLDINGS -- ONLINE DISCLOSURE. The fund generally will seek to disclose its ten largest stock portfolio holdings and the percentages that each of these ten largest stock portfolio holdings represent of the fund's total assets ("ten largest stock holdings") as of the most recent calendar-quarter end online at http://www.ubs.com, 14 calendar days after the end of the calendar quarter.

     Online disclosure of the ten largest stock holdings is made to all categories of persons, including individual investors, institutional investors, intermediaries, third-party service providers, rating and ranking organization, affiliated persons of the fund and all other persons.

     COMPLETE PORTFOLIO HOLDINGS -- DISCLOSURE TO SERVICE PROVIDERS SUBJECT TO CONFIDENTIALITY AND TRADING RESTRICTIONS. UBS Global AM, for legitimate business purposes, may disclose the fund's complete portfolio holdings at times it deems necessary and appropriate to rating and ranking organizations, financial printers, proxy voting service providers, pricing information vendors, third-parties that deliver analytical, statistical or consulting services and other third parties that provide services (collectively, "Service Providers") to UBS Global AM and/or the fund.

     Disclosure of complete portfolio holdings to a Service Provider is conditioned on the Service Provider being subject to a duty of confidentiality, including a duty not to trade on the basis of any material nonpublic information. The frequency with which complete portfolio holdings may be disclosed to a Service Provider, and the length of lag, if any, between the date of information and the date on which the information is disclosed to the Service Provider, is determined based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the fund and its shareholder, and the legitimate business purposes served by such disclosure. Disclosure of complete portfolio holdings to a Service Provider must be authorized by a fund officer or UBS Global AM Legal.

     COMPLETE PORTFOLIO HOLDINGS -- DISCLOSURE TO UBS GLOBAL AM AFFILIATES AND CERTAIN FIDUCIARIES SUBJECT TO CONFIDENTIALITY AND TRADING RESTRICTIONS. The fund's complete portfolio holdings may be disclosed between and among the following persons (collectively, "Affiliates and Fiduciaries"), subject to authorization by a fund officer or UBS Global AM, for legitimate business purposes within the scope of their official duties and responsibilities, subject to such persons' continuing duty of confidentiality and duty not to trade on the basis of any material nonpublic information, as such duties are imposed under the fund's and/or UBS Global AM's code of ethics, the fund's policies and procedures regarding the prevention of the misuse of inside information, by agreement or under applicable laws, rules and regulations: (i) persons who are subject to the codes of ethics or the policies and procedures regarding the prevention of the misuse of inside information; (ii) an investment advisor, distributor, administrator, transfer agent or custodian to the fund; (iii) an accounting firm, an auditing firm or outside legal counsel retained by UBS Global AM or the fund; (iv) an investment advisor to whom complete portfolio holdings are disclosed for due diligence purposes when the advisor is in merger or acquisition talks with the fund's current advisor; and (v) a newly hired investment advisor or sub-advisor to whom complete portfolio holdings are disclosed prior to the time it commences its duties.

     The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Fiduciaries, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Fiduciaries, is determined by such Affiliates and Fiduciaries based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the fund and its shareholders and the legitimate business purposes served by such disclosure.

     COMPLETE AND PARTIAL PORTFOLIO HOLDINGS -- DISCLOSURE TO BROKER-DEALERS IN THE NORMAL COURSE OF MANAGING FUND ASSETS. An investment advisor, administrator or custodian for the fund may, for legitimate business purposes within the scope of their official duties and responsibilities, disclose portfolio holdings (whether partial portfolio holdings or complete portfolio holdings) and other investment positions comprising the fund to one or more broker-dealers during the course of, or in connection with, normal day-to-day securities and derivatives transactions with or through such broker-dealers subject to the broker-dealer's legal obligation not to use or disclose material nonpublic information concerning the fund's portfolio holdings, other investment positions, securities transactions or derivatives transactions without the consent of the fund or its agents. The fund has not given their consent to any such use or disclosure and no person or agent of UBS Global AM is authorized to give such consent except as approved by the fund's board.

     COMPLETE AND PARTIAL PORTFOLIO HOLDINGS -- DISCLOSURE AS REQUIRED BY APPLICABLE LAW. Fund portfolio holdings and other investment positions comprising a fund shall be disclosed to any person as required by applicable laws, rules and regulations. Examples of such required disclosure include, but are not limited to, disclosure of fund portfolio holdings (i) in a filing or submission with the SEC or another regulatory body, (ii) in connection with seeking recovery on defaulted bonds in a federal bankruptcy case, (iii) in connection with a lawsuit or (iv) as required by court order.

     DISCLOSURE OF NON-MATERIAL INFORMATION. Policies and procedures regarding non-material information permit UBS Global AM fund officers, UBS Global AM fund portfolio managers, and other UBS Global AM representatives (collectively, "Approved Representatives") to disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information, in connection with or relating to the fund or its portfolio holdings and/or other investment positions (collectively, commentary and analysis) or any changes in the portfolio holdings of the fund that occurred after the most recent calendar-quarter end (recent portfolio changes) to any person if such information does not constitute material nonpublic information.

     An Approved Representative must make a good faith determination whether the information constitutes material nonpublic information, which involves an assessment of the particular facts and circumstances. UBS Global AM believes that in most cases recent portfolio changes that involve a few or even several securities in a diversified portfolio or commentary and analysis would be immaterial and would not convey any advantage to a recipient in making an investment decision concerning the fund. Nonexclusive examples of commentary and analysis about the fund include (i) the allocation of the fund's portfolio holdings and other investment positions among various asset classes, sectors, industries and countries, (ii) the characteristics of the stock and bond components of the fund's portfolio holdings and other investment positions,
(iii) the attribution of fund returns by asset class, sector, industry and country, and (iv) the volatility characteristics of the fund. An Approved Representative may in its sole discretion determine whether to deny any request for information made by any person, and may do so for any reason or no reason.

     "Approved Representatives" include persons employed by or associated with UBS Global AM who have been authorized by the UBS Global AM Legal to disclose recent portfolio changes and/or commentary and analysis in accordance with the applicable policies and procedures.

     PROHIBITIONS ON DISCLOSURE OF PORTFOLIO HOLDINGS. No person is authorized to disclose fund portfolio holdings or other investment positions (whether online at http://www.ubs.com, in writing, by fax, by e-mail, orally or by other means) except in accordance with the applicable policies and procedures. In addition, no person is authorized to make disclosure pursuant to these policies and procedures if such disclosure is otherwise unlawful under the antifraud provisions of the federal securities laws (as defined in Rule 38a-1 under the Investment Company Act). Furthermore, UBS Global AM, in its sole discretion, may determine not to disclose portfolio holdings or other investment positions comprising the fund to any person who could otherwise be eligible to receive such information under the applicable policies and procedures, or may determine to make such disclosures publicly as provided by the policies and procedures.

     PROHIBITIONS ON RECEIPT OF COMPENSATION OR OTHER CONSIDERATION. The portfolio holdings disclosure policies and procedures prohibit the fund, its investment advisor and any other person to pay or receive any compensation or other consideration of any type for the purpose of obtaining disclosure of fund portfolio holdings or other investment positions. "Consideration" includes any agreement to maintain assets in the fund or in other investment companies or accounts managed by the investment adviser or by any affiliated person of the investment advisor.

            ORGANIZATION OF THE CORPORATION; DIRECTORS AND OFFICERS; PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES

     The Corporation was organized on October 29, 1985 as a Maryland corporation. The fund currently is the Corporation's only operating series. The Corporation has authority to establish additional series and to issue 10 billion shares of common stock, par value $.001 per share. One billion of those shares are classified as shares of the fund.

     The Corporation is governed by a board of directors, which oversees the fund's operations. Each director serves an indefinite term of office. Each director who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age. The tables below show, for each director (sometimes referred to as a "board member") and executive officer, his or her name, address and age, the position held with the Corporation, the length of time served as a director or officer of the Corporation, the director's or officer's principal occupations during the last five years, the number of portfolios in the UBS fund complex overseen by the director or for which a person served as an officer, and other directorships held by such director.

INTERESTED DIRECTORS


                                             TERM OF
                                           OFFICE+ AND
                              POSITION(S)   LENGTH OF                                NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,          HELD WITH        TIME       PRINCIPAL OCCUPATION(S)     FUND COMPLEX OVERSEEN    OTHER DIRECTORSHIPS
        AND AGE              CORPORATION      SERVED        DURING PAST 5 YEARS            BY DIRECTOR          HELD BY DIRECTOR
      --------------         ------------  -----------    -----------------------    -----------------------   -------------------
Margo N. Alexander*++; 58    Director      Since 1998   Mrs. Alexander is retired.   Mrs. Alexander is a      None
                                                        She was an executive vice    director or trustee of
                                                        president of UBS Financial   16 investment companies
                                                        Services Inc. (from March    (consisting of 33
                                                        1984 to December 2002). She  portfolios) for which
                                                        was chief executive officer  UBS Global AM or one of
                                                        (from January 1995 to        its affiliates serves
                                                        October 2000), a director    as investment advisor,
                                                        (from January 1995 to        sub-advisor or manager.
                                                        September 2001) and
                                                        chairman (from March 1999
                                                        to September 2001) of UBS
                                                        Global AM (formerly known
                                                        as Mitchell Hutchins Asset
                                                        Management Inc.).

Meyer Feldberg; 63           Director      Since 1998   Professor Feldberg is a      Professor Feldberg is a  Professor Feldberg is
Columbia Business School                                senior adviser to Morgan     director or trustee of   also a director of
33 West 60th Street                                     Stanley (since 2005). He is  30 investment companies  Primedia Inc.
7th Floor                                               also Dean Emeritus and       (consisting of 47        (publishing),
New York, NY 10023-7905                                 Sanford Bernstein Professor  portfolios) for which    Federated Department
                                                        of Leadership and Ethics at  UBS Global AM or one of  Stores, Inc.
                                                        Columbia Business School,    its affiliates serves    (operator of
                                                        although on a two year       as investment advisor,   department stores),
                                                        leave of absence. Prior to   sub-advisor or manager.  Revlon, Inc.
                                                        July 2004 he was Dean and                             (cosmetics), Select
                                                        Professor of Management of                            Medical Inc.
                                                        the Graduate School of                                (healthcare
                                                        Business at Columbia                                  services), and SAPPI,
                                                        University (since 1989).                              Ltd. (producer of
                                                                                                              paper).

INDEPENDENT DIRECTORS

                                             TERM OF
                                           OFFICE+ AND
                              POSITION(S)   LENGTH OF                                NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,          HELD WITH        TIME       PRINCIPAL OCCUPATION(S)     FUND COMPLEX OVERSEEN    OTHER DIRECTORSHIPS
        AND AGE              CORPORATION      SERVED        DURING PAST 5 YEARS            BY DIRECTOR          HELD BY DIRECTOR
      --------------         ------------  -----------    -----------------------    -----------------------   -------------------
Richard Q. Armstrong; 69     Director and  Since 1998   Mr. Armstrong is chairman    Mr. Armstrong is a       None
c/o Willkie Farr             Chairman of   (Director)   and principal of R.Q.A.      director or trustee of
& Gallagher LLP              the Board of  Since 2004   Enterprises (management      16 investment companies
787 Seventh Avenue           Directors     (Chairman    consulting firm) (since      (consisting of 33
New York, New York                         of the       April 1991 and principal     portfolios) for which
10019-6099                                 Board of     occupation since March       UBS Global AM or one of
                                           Directors)   1995).                       its affiliates serves
                                                                                     as investment advisor,
                                                                                     sub-advisor or manager.

David J. Beaubien; 70        Director      Since 2001   Mr. Beaubien is retired      Mr. Beaubien is a        Mr. Beaubien is also
84 Doane Road                                           (since 2003). He was         director or trustee of   a director of IEC
Ware, MA 01082                                          chairman of Yankee           16 investment companies  Electronics, Inc., a
                                                        Environmental Systems,       (consisting of 33        manufacturer of
                                                        Inc., a manufacturer of      portfolios) for which    electronic
                                                        meteorological measuring     UBS Global AM or one of  assemblies.
                                                        systems (since 1991).        its affiliates serves
                                                                                     as investment advisor,
                                                                                     sub-advisor or manager.

Richard R. Burt; 58          Director      Since 1998   Mr. Burt is chairman of      Mr. Burt is a director   Mr. Burt is also a
1275 Pennsylvania Ave, N.W.                             Diligence LLC                or trustee of 16         director of Hollinger
Washington, D.C. 20004                                  (international information   investment companies     International, Inc.
                                                        and security firm) and IEP   (consisting of 33        (publishing), HCL
                                                        Advisors (international      portfolios) for which    Technologies, Ltd.
                                                        investments and consulting   UBS Global AM or one of  (software and
                                                        firm).                       its affiliates serves    information
                                                                                     as investment advisor,   technologies), The
                                                                                     sub-advisor or manager.  Central European
                                                                                                              Fund, Inc., The
                                                                                                              Germany Fund, Inc.,
                                                                                                              IGT, Inc. (provides
                                                                                                              technology to gaming
                                                                                                              and wagering
                                                                                                              industry) and
                                                                                                              chairman of Weirton
                                                                                                              Steel Corp. (makes
                                                                                                              and finishes steel
                                                                                                              products). He is also
                                                                                                              a director or trustee
                                                                                                              of funds in the
                                                                                                              Scudder Mutual Funds
                                                                                                              Family (consisting of
                                                                                                              52 portfolios).

Carl W. Schafer; 69          Director      Since 1998   Mr. Schafer is president of  Mr. Schafer is a         Mr. Schafer is also a
66 Witherspoon Street                                   the Atlantic Foundation      director or trustee of   director of Labor
#1100                                                   (charitable foundation)      16 investment companies  Ready, Inc.
Princeton, NJ 08542                                     (since 1990).                (consisting of 33        (temporary
                                                                                     portfolios) for which    employment), Guardian
                                                                                     UBS Global AM or one of  Life Insurance
                                                                                     its affiliates serves    Company Mutual Funds
                                                                                     as investment advisor,   (consisting of 25
                                                                                     sub-advisor or manager.  portfolios), the
                                                                                                              Harding, Loevner
                                                                                                              Funds (consisting of
                                                                                                              three portfolios),
                                                                                                              E.I.I. Realty
                                                                                                              Securities Trust
                                                                                                              (consisting of two
                                                                                                              portfolios) and
                                                                                                              Frontier Oil
                                                                                                              Corporation.

                                             TERM OF
                                           OFFICE+ AND
                              POSITION(S)   LENGTH OF                                NUMBER OF PORTFOLIOS IN
      NAME, ADDRESS,          HELD WITH        TIME       PRINCIPAL OCCUPATION(S)     FUND COMPLEX OVERSEEN    OTHER DIRECTORSHIPS
        AND AGE              CORPORATION      SERVED        DURING PAST 5 YEARS            BY DIRECTOR          HELD BY DIRECTOR
      --------------         ------------  -----------    -----------------------    -----------------------   -------------------
William D. White; 71         Director      Since 2001   Mr. White is retired         Mr. White is a director  None
P.O. Box 199                                            (since 1994).                or trustee of 16
Upper Black Eddy, PA 18972                                                           investment companies
                                                                                     (consisting of 33
                                                                                     portfolios) for which
                                                                                     UBS Global AM or one of
                                                                                     its affiliates serves
                                                                                     as investment advisor,
                                                                                     sub-advisor or manager.


----------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
+ Each director holds office for an indefinite term. Each director who has attained the age of seventy-two (72) years will be subject to retirement on the last day of the month in which he or she attains such age.
++ Mrs. Alexander is an "interested person" of the fund as defined in the Investment Company Act by virtue of her former positions with UBS Global AM and/or any of its affiliates.

OFFICERS


                               POSITION(S)      TERM OF OFFICE+
      NAME, ADDRESS,            HELD WITH        AND LENGTH OF                  PRINCIPAL OCCUPATION(S)
        AND AGE              THE CORPORATION      TIME SERVED                     DURING PAST 5 YEARS
     --------------          ---------------    --------------                  -----------------------
Joseph Allessie*; 39         Vice President    Since 2005           Mr. Allessie is director and associate general
                             and Assistant                          counsel at UBS Global AM (since 2005). Prior to
                             Secretary                              joining UBS Global AM he was senior vice
                                                                    president and general counsel of Kenmar Advisory
                                                                    Corp. (from 2004-2005). Prior to that Mr.
                                                                    Allessie was general counsel and secretary of
                                                                    Global Asset Management (USA) Inc., GAM
                                                                    Investments, GAM Services, GAM Funds, Inc. and
                                                                    the GAM Avalon Funds (from 1999 to 2004). Such
                                                                    entities are affiliates of UBS Global AM. Prior
                                                                    to joining GAM, Mr. Allessie was Regulatory
                                                                    Officer to the State of New Jersey, Department
                                                                    of Law and Public Safety, Bureau of Securities
                                                                    (from 1993 to 1999). Mr Allessie is a vice
                                                                    president and assistant secretary of 20
                                                                    investment companies (consisting of 75
                                                                    portfolios) for which UBS Global AM or one of
                                                                    its affiliates serves as investment advisor,
                                                                    sub-advisor or manager.

W. Douglas Beck*; 38         Vice President    Since 2003           Mr. Beck is an executive director and head of
                                                                    product management of UBS Global AM (since
                                                                    2002). From March 1998 to November 2002, he held
                                                                    various positions at Merrill Lynch, the most
                                                                    recent being first vice president and co-manager
                                                                    of the Managed Solutions Group. Mr. Beck is vice
                                                                    president of 20 investment companies (consisting
                                                                    of 75 portfolios) for which UBS Global AM or one
                                                                    of its affiliates serves as investment advisor,
                                                                    sub-advisor or manager.

James Capezzuto*; 41         Vice President    Since 2004           Mr. Capezzuto is director and associate general
                             and Assistant                          counsel at UBS Global AM (since 2004). Prior to
                             Secretary                              joining UBS Global AM he was senior vice
                                                                    president, senior compliance manager at Bank of
                                                                    America (from 2003-2004). Prior to that he was
                                                                    general counsel at Steinberg Priest & Sloane and
                                                                    prior to that he was director and senior counsel
                                                                    at Deutsche Asset Management (from 1996-2002.)
                                                                    Mr. Capezzuto is a vice president and assistant
                                                                    secretary of 20 investment companies (consisting
                                                                    of 75 portfolios) for which UBS Global AM or one
                                                                    of its affiliates serves as investment advisor,
                                                                    sub-advisor or manager.

                               POSITION(S)      TERM OF OFFICE+
      NAME, ADDRESS,            HELD WITH        AND LENGTH OF                  PRINCIPAL OCCUPATION(S)
        AND AGE              THE CORPORATION      TIME SERVED                     DURING PAST 5 YEARS
     --------------          ---------------    --------------                  -----------------------
Thomas Disbrow*; 39          Vice President    Since 2000           Mr. Disbrow is a director, head of mutual fund
                             and Treasurer     (Vice                operations and a co-head of the mutual fund
                                               President)           finance department of UBS Global AM. Prior to
                                               Since 2004           November 1999, he was a vice president of
                                               (Treasurer)          Zweig/Glaser Advisers. Mr. Disbrow is a vice
                                                                    president and assistant treasurer of 16
                                                                    investment companies (consisting of 33
                                                                    portfolios) and vice president and assistant
                                                                    treasurer of four investment companies
                                                                    (consisting of 42 portfolios) for which UBS
                                                                    Global AM or one of its affiliates serves as
                                                                    investment advisor, sub-advisor or manager.

Mark F. Kemper**; 47         Vice President    Since 2004           Mr. Kemper is general counsel of UBS Global
                             and Secretary                          Asset Management -- Americas region (since July
                                                                    2004). Mr. Kemper also is an executive director
                                                                    of UBS Global Asset Management (Americas) Inc.
                                                                    ("UBS Global AM (Americas)") and was its deputy
                                                                    general counsel from July 2001 to July 2004. He
                                                                    has been secretary of UBS Global AM (Americas)
                                                                    since 1999 and assistant secretary of UBS Global
                                                                    Asset Management Trust Company since 1993. Mr.
                                                                    Kemper is secretary of UBS Global AM (since
                                                                    2004). Mr. Kemper is vice president and
                                                                    secretary of 20 investment companies (consisting
                                                                    of 75 portfolios) for which UBS Global AM
                                                                    (Americas) or one of its affiliates serves as
                                                                    investment advisor, sub-advisor or manager.

Joanne M. Kilkeary*; 37      Vice President    Since 2004           Ms. Kilkeary is an associate director and a
                             and Assistant                          senior manager of the mutual fund finance
                             Treasurer                              department of UBS Global AM. Ms. Kilkeary is a
                                                                    vice president and assistant treasurer of 16
                                                                    investment companies (consisting of 33
                                                                    portfolios) for which UBS Global AM or one of
                                                                    its affiliates serves as investment advisor,
                                                                    sub-advisor or manager.

                               POSITION(S)      TERM OF OFFICE+
      NAME, ADDRESS,            HELD WITH        AND LENGTH OF                  PRINCIPAL OCCUPATION(S)
        AND AGE              THE CORPORATION      TIME SERVED                     DURING PAST 5 YEARS
     --------------          ---------------    --------------                  -----------------------
Joseph T. Malone*; 37        Vice President    Since 2004           Mr. Malone is a director and co-head of the
                             and Assistant                          mutual fund finance department of UBS Global AM.
                             Treasurer                              From August 2000 through June 2001, he was the
                                                                    controller at AEA Investors Inc. From March 1998
                                                                    to August 2000, Mr. Malone was a manager within
                                                                    the investment management services practice of
                                                                    PricewaterhouseCoopers LLC. Mr. Malone is vice
                                                                    president and assistant treasurer of 16
                                                                    investment companies (consisting of 33
                                                                    portfolios) and vice president, treasurer, and
                                                                    principal accounting officer of four investment
                                                                    companies (consisting of 42 portfolios) for
                                                                    which UBS Global AM or one of its affiliates
                                                                    serves as investment advisor, sub-advisor or
                                                                    manager.

Michael H. Markowitz**; 40   Vice President    Since 1998           Mr. Markowitz is a managing director, portfolio
                                                                    manager and head of U.S. short duration fixed
                                                                    income of UBS Global AM. He is also a managing
                                                                    director and portfolio manager of UBS Global
                                                                    Asset Management (Americas) Inc., an affiliate
                                                                    of UBS Global AM. Mr. Markowitz is a vice
                                                                    president of five investment companies
                                                                    (consisting of 21 portfolios) for which UBS
                                                                    Global AM or one of its affiliates serves as
                                                                    investment advisor, sub-advisor or manager.

Joseph McGill*; 42           Vice President    Since 2004           Mr. McGill is an executive director and chief
                             and Chief                              compliance officer at UBS Global AM and UBS
                             Compliance                             Global AM (Americas) (since 2003). Prior to
                             Officer                                joining UBS Global AM he was Assistant General
                                                                    Counsel, J. P. Morgan Investment Management
                                                                    (from 1999-2003). Mr. McGill is a vice president
                                                                    and chief compliance officer of 20 investment
                                                                    companies (consisting of 75 portfolios) for
                                                                    which UBS Global AM or one of its affiliates
                                                                    serves as investment advisor, sub-advisor or
                                                                    manager.

                               POSITION(S)      TERM OF OFFICE+
      NAME, ADDRESS,            HELD WITH        AND LENGTH OF                  PRINCIPAL OCCUPATION(S)
        AND AGE              THE CORPORATION      TIME SERVED                     DURING PAST 5 YEARS
     --------------          ---------------    --------------                  -----------------------
Joseph A. Varnas*; 37        President         Since 2003           Mr. Varnas is a managing director (since March
                                                                    2003), global head of information technology and
                                                                    operations (since March 2004) and head of
                                                                    product management -- Americas (since November
                                                                    2002) of UBS Global AM. He was head of
                                                                    technology of UBS Global AM from November 2002
                                                                    to March 2004. From 2000 to 2001, he was manager
                                                                    of product development in Investment Consulting
                                                                    Services at UBS Financial Services Inc.
                                                                    Mr. Varnas was a senior analyst in the Global
                                                                    Securities Research and Economics Group at
                                                                    Merrill Lynch from 1995 to 1999. Mr. Varnas is
                                                                    president of 20 investment companies (consisting
                                                                    of 75 portfolios) for which UBS Global AM or one
                                                                    of its affiliates serves as investment advisor,
                                                                    sub-advisor or manager.

Keith A. Weller*; 43         Vice President    Since 1995           Mr. Weller is an executive director and
                             and Assistant                          associate general counsel of UBS Global AM.
                             Secretary                              Mr. Weller is a vice president and assistant
                                                                    secretary of 20 investment companies (consisting
                                                                    of 75 portfolios) for which UBS Global AM or one
                                                                    of its affiliates serves as investment advisor,
                                                                    sub-advisor or manager.


----------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.
+ Officers are appointed by the directors and serve at the pleasure of the board.

               INFORMATION ABOUT DIRECTOR OWNERSHIP OF FUND SHARES


                                                                        AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                                                         ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
                                                                             BY DIRECTOR FOR WHICH UBS GLOBAL AM
                                       DOLLAR RANGE OF EQUITY           OR AN AFFILIATE SERVES AS INVESTMENT ADVISOR,
DIRECTOR                                 SECURITIES IN FUND+                       SUB-ADVISOR OR MANAGER+
--------                               ----------------------           ----------------------------------------------
INTERESTED DIRECTORS

Margo N. Alexander                             [    ]                              $10,001 - $50,000

Meyer Feldberg                                 [    ]                                Over $100,000

INDEPENDENT DIRECTORS

Richard Q. Armstrong                           [    ]                                Over $100,000

David J. Beaubien                              [    ]                                Over $100,000

Richard R. Burt                                [    ]                                Over $100,000

Carl W. Schafer                                [    ]                                Over $100,000

William D. White                               [    ]                                Over $100,000


----------

+    Information regarding ownership is as of December 31, 2004.
* To the extent they have not already done so, the Independent Directors have each agreed to invest the equivalent of a minimum of one year's board member's fees, in the aggregate, in the funds in the UBS Fund complex. Such investments may be spread across a number of funds, and they may not necessarily be made in any one particular fund overseen. The investment may be made over a period not to exceed three years from the beginning of 2004.


                                   COMMITTEES


     The Corporation has an Audit Committee (formerly known as the Audit and Contract Review Committee) and a Nominating and Corporate Governance Committee. The members of the Audit Committee are currently the Independent Directors. Richard Q. Armstrong is chairperson of the Audit Committee. The following Independent Directors are members of the Nominating and Corporate Governance
Committee: Carl W. Schafer and William D. White.

     The Audit Committee is responsible for, among other things: (i) overseeing the scope of a fund's audit; (ii) overseeing a fund's accounting and financial reporting policies, practices and internal controls; and (iii) approving, and recommending to the board for ratification, the selection, appointment, retention or termination of a fund's independent auditors, as well as determining the compensation thereof. In furtherance of its duties, the Audit Committee also is responsible for, among other things: obtaining assurance from a fund's independent auditors of their independence and discussing any disclosed relationships or services that may diminish the objectivity and independence of the independent auditors; inquiring as to a fund's qualification under Subchapter M of the Internal Revenue Code and the amounts distributed and reported to shareholders; reviewing with the registered public accounting firm any problems or difficulties with the audit; and reporting to the full board and making recommendations as it deems necessary or appropriate. Although the Audit Committee has the responsibilities described above, it is not responsible for planning or conducting a fund's audit or determining whether a fund's financial statements are complete and accurate and are in accordance with generally accepted accounting principles. Absent actual knowledge to the contrary, Audit Committee members are entitled to rely on the accuracy of the information they receive from persons within and outside a fund.

     The Audit Committee currently normally meets in conjunction with regular board meetings, or more frequently as called by its chairperson. During the fiscal year ended February 28, 2005, the Audit Committee held [ ] meetings.

     The Nominating and Corporate Governance Committee is responsible for, among other things: selecting, evaluating and recommending to the board candidates to be nominated as additional Independent Directors of the board and making recommendations to the board with respect to compensation of board and committee members; performing an annual evaluation of the board and its committees; reporting on such evaluation to the board; and performing other such corporate governance functions as the board may authorize. The Nominating and Corporate Governance Committee met [ ] times in the year ended February 28, 2005. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy among the Independent Directors occurs. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating Committee and Corporate Governance, care of the Secretary of the Corporation at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114 and indicate on the envelope "Nominating and Corporate Governance Committee." The shareholder's letter should state the nominee's name and should include the nominee's RESUME or CURRICULUM VITAE and must be accompanied by a written consent of the individual to stand for election if nominated for the board and to serve if elected by the shareholders.


    INFORMATION ABOUT INDEPENDENT DIRECTOR OWNERSHIP OF SECURITIES ISSUED BY
             UBS GLOBAL AM OR ANY COMPANY CONTROLLING, CONTROLLED BY
                   OR UNDER COMMON CONTROL WITH UBS GLOBAL AM


     [As of December 31, 2004, the Independent Directors and their immediate family members did not own any securities issued by UBS Global AM or any company controlling, controlled by or under common control with UBS Global AM.]


                                  COMPENSATION


     Each Independent Director receives, in the aggregate from UBS Global AM funds, an annual retainer of $70,000, and a $13,000 fee for each regular board meeting (and each in-person special board meeting) actually attended. Independent Directors who participate in previously scheduled in-person meetings by telephone to accommodate other business obligations are paid $2,000 for such meetings. Independent Directors who participate in previously scheduled in-person meetings by telephone because of illness or other unavoidable circumstances are paid the full meeting fee. Each such Independent Director is also entitled to a $2,000 fee for each special telephonic meeting attended. The board's Chairman receives annually $30,000; the chairperson of the Audit Committee receives annually $25,000; and the chairperson of the Nominating and Corporate Governance Committee receives annually $15,000; provided that, if a board member simultaneously holds more than one such position, he or she is paid only the higher of the fees otherwise payable for these positions. The foregoing fees will be allocated among all such funds (or each relevant fund in the case of a special meeting) as follows: (i) one-half of the expense will be allocated pro rata based on the funds' relative net assets at the end of the calendar quarter preceding the date of payment and (ii) one-half of the expense will be allocated equally according to the number of such funds. No officer, director or employee of UBS Global AM or one of its affiliates presently receives any compensation from the fund for acting as a board member or officer. All board members are reimbursed for expenses incurred in attending meetings.


     The table below includes certain information relating to the compensation of the Corporation's current board members and the compensation of those board members from all funds for which UBS Global AM or an affiliate served as an investment advisor, sub-advisor or manager during the periods indicated.

                               COMPENSATION TABLE+


                                                                AGGREGATE        TOTAL COMPENSATION FROM
                                                              COMPENSATION          THE FUND AND THE
                       NAME OF PERSON, POSITION              FROM THE FUND*          FUND COMPLEX**
                       ------------------------              --------------      -----------------------
         Richard Q. Armstrong,
           Director                                             $  2,401               $  150,875
         David J. Beaubien,
           Director                                                2,017                  129,000
         Richard R. Burt,
           Director                                                2,017                  127,000
         Meyer Feldberg,
           Director                                                2,178                  249,000
         Carl W. Schafer,
           Director                                                2,017                  129,000
         William D. White,
           Director                                                2,017                  129,000


----------
+ Only Independent Directors are compensated by the funds for which UBS Global AM or an affiliate serves as investment advisor, sub-advisor or manager; directors who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the funds.

* Represents fees paid to each director during the fiscal year ended February 28, 2005.

** Represents fees paid during the calendar year ended December 31, 2004 to each board member by: (a) 16 investment companies in the case of Messrs. Armstrong, Beaubien, Burt, Schafer and White; and (b) 31 investment companies in the case of Mr. Feldberg for which UBS Global AM or one of its affiliates served as investment advisor, sub-advisor or manager. No fund within the UBS fund complex has a bonus, pension, profit sharing or retirement plan.

            PRINCIPAL HOLDERS AND MANAGEMENT OWNERSHIP OF SECURITIES


     [As of May 31, 2005, directors and officers owned in the aggregate less than 1% of the outstanding shares of any class of the fund.]

     [As of May 31, 2005, the Corporation's records showed the following shareholders as owning 5% or more of a class of its shares.]



                                                             PERCENTAGE OF SHARES
                                                              BENEFICIALLY OWNED
         NAME AND ADDRESS*                                    AS OF MAY 31, 2005
         -----------------                                   --------------------
         CLASS C

         [            ]                                                [   %]


----------

* The shareholders listed above may be contacted c/o UBS Global Asset Management (US) Inc., Attn: Compliance Dept., 51 West 52nd Street, New York, NY 10019-6114.


   INVESTMENT ADVISORY, ADMINISTRATION AND PRINCIPAL UNDERWRITING ARRANGEMENTS

     INVESTMENT ADVISORY AND ADMINISTRATION ARRANGEMENTS. UBS Global AM acts as the investment advisor and administrator to the fund pursuant to a contract ("Advisory and Administration Contract") with the Corporation. Under the Advisory and Administration Contract, the fund pays UBS Global AM a fee, computed daily and paid monthly, at the annual rate of 0.50% of its average daily net assets.


     During the fiscal years ended February 28, 2005, February 29, 2004, and February 28, 2003, the fund paid (or accrued) investment advisory and administrative fees of $147,195, $282,224 and $338,204, respectively. For the fiscal year ended February 28, 2005, February 29, 2004 and February 28, 2003, UBS Global AM voluntarily waived $194,259, $434,027 and $131,948, respectively, of its investment advisory and administrative fees.


     Under the terms of the Advisory and Administration Contract, the fund bears all expenses incurred in its operation that are not specifically assumed by UBS Global AM. Expenses borne by the fund include the following: (1) the cost (including brokerage commissions) of securities purchased or sold by the fund and any losses incurred in connection therewith; (2) fees payable to and expenses incurred on behalf of the fund by UBS Global AM; (3) organizational expenses; (4) filing fees and expenses relating to the registration and qualification of the fund's shares under federal and state securities laws and the maintenance of such registrations and qualifications; (5) fees and salaries payable to board members and officers who are not interested persons (as defined in the Investment Company Act) of the Corporation or UBS Global AM; (6) all expenses incurred in connection with the board members' services, including travel expenses; (7) taxes (including any income or franchise taxes) and governmental fees; (8) costs of any liability, uncollectible items of deposit and other insurance or fidelity bonds; (9) any costs, expenses or losses arising out of a liability of or claim for damages or other relief asserted against the Corporation or fund for violation of any law; (10) legal, accounting and auditing expenses, including legal fees of special counsel for the independent board members; (11) charges of custodians, transfer agents and other agents;
(12) expenses of setting in type and printing prospectuses, statements of additional information and supplements thereto, reports and proxy materials for existing shareholders, and costs of mailing such materials to shareholders; (13) any extraordinary expenses (including fees and disbursements of counsel) incurred by the fund; (14) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; (15) costs of mailing and tabulating proxies and costs of meetings of shareholders, the board and any committees thereof; (16) the cost of investment company literature and other publications provided to board members and officers; and
(17) costs of mailing, stationery and communications equipment.

     Under the Advisory and Administration Contract, UBS Global AM will not be liable for any error of judgment or mistake of law or for any loss suffered by the Corporation or the fund in connection with the performance of the Advisory and Administration Contract, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UBS Global AM in the performance of its duties or from its reckless disregard of its duties and obligations thereunder. The Advisory and Administration Contract terminates automatically upon assignment and is terminable at any time without penalty by the board or by vote of the holders of a majority of the fund's outstanding voting securities on 60 days' written notice to UBS Global AM, or by UBS Global AM on 60 days' written notice to the Corporation.


     APPROVAL OF THE ADVISORY AND ADMINISTRATION CONTRACT. At the Corporation's board meeting held on July 21, 2004, the board members considered and approved the continuance of the fund's Advisory and Administration Contract with UBS Global AM. Prior to that meeting, the board's Audit and Contract Review Committee, currently known as the Audit Committee, (the "Committee") (currently comprised of the board's Independent Directors) also had met to review and discuss the investment advisory and administration services provided to the fund over the course of the year by UBS Global AM. In considering the continuance of the Advisory and Administration Contract, the Committee analyzed the nature, quality and scope of such services, the revenues received and expenses incurred (actual and projected) by UBS Global AM in performing the services required under the Advisory and Administration Contract and the cost allocation methods used in calculating such expenses. The Committee also reviewed UBS Global AM's profitability in managing the fund; the current fees paid by the fund in light of fees paid to other advisors by comparable funds and as a percentage of assets at different asset levels; fees paid to UBS Global AM by other funds it advises; and the ability of UBS Global AM to continue to perform the services contemplated under the Advisory and Administration Contract.

     The Committee also considered, with respect to the fund, (i) the breakpoints (if any) currently in place for the fund; (ii) the extent to which economies of scale would be realized as the fund grows; and (iii) whether the advisory fee level reflects any such economies of scale for the benefit of the fund's shareholders. The Committee then reviewed the performance of the fund in comparison to a peer group consisting of funds with similar objectives and policies.


     The Committee also evaluated the performance of the fund in comparison to funds with similar objectives and policies, the relevant investment advisory personnel, compliance with the fund's investment restrictions, tax and reporting requirements, procedures of UBS Global AM with respect to possible conflicts of interest, including UBS Global AM's code of ethics, trade allocation procedures for its various investment advisory clients, and best execution procedures. Based on all of the above, as well as other factors and considerations, the Committee recommended to the full board that the board approve the continuance of the Advisory and Administration Contract.

     The full board reviewed the factors considered by the Committee and also gave substantial consideration to the fees payable under the Advisory and Administration Contract. In this regard, the board evaluated UBS Global AM's profitability with respect to the fund, including consideration of both the actual dollar amount of fees paid by the fund directly to UBS Global AM, and so-called "fallout benefits" to UBS Global AM or its affiliates, such as, for example, benefits derived from serving as investment advisor to the fund, the research services available to UBS Global AM by reason of commissions from other funds, and transfer agency related services fees received by UBS Financial Services Inc. or UBS Global AM for certain transfer agency related services performed for the fund's shareholders. Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment advisory capabilities, methodologies, and performance of UBS Global AM, the board concluded the fees to be paid to UBS Global AM under the Advisory and Administration Contract were fair and reasonable, and the scope and quality of UBS Global AM's services to the fund were consistent with the fund's operational requirements and sufficient to approve the continuance of the fund's Advisory and Administration Contract between the Corporation and UBS Global AM.


     TRANSFER AGENCY RELATED SERVICES. UBS Financial Services Inc. provides transfer agency related services to the fund pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the fund's transfer agent, and was compensated for these services by PFPC, not the fund.

     For the year ended February 28, 2005, UBS Financial Services Inc. received from PFPC, not the fund, $31,168 of the total transfer agency related services fees paid by the fund to PFPC.

     SECURITIES LENDING. During the fiscal years ended February 28, 2005, February 29, 2004, and February 28, 2003, the fund paid (or accrued) $0, $371 and $0, respectively, to UBS Securities LLC for its services as securities lending agent.

     PRINCIPAL UNDERWRITING ARRANGEMENTS. UBS Global AM acts as the principal underwriter of each class of shares of the fund pursuant to a principal underwriting contract ("Principal Underwriting Contract"). The Principal Underwriting Contract requires UBS Global AM to use its best efforts, consistent with its other businesses, to sell shares of the fund. Shares of the fund are offered continuously. UBS Global AM has entered into dealer agreements with other broker-dealers (affiliated and non-affiliated) and with other financial institutions to authorize them to sell fund shares.


     UBS Global AM may also make cash and non-cash payments to banks, broker-dealers, insurance companies, financial planning firms and other financial intermediaries (collectively, "Financial Intermediaries"), subject to UBS Global AM's internal policies and procedures. UBS Global AM provides Financial Intermediaries with sales literature and advertising materials relating to the registered investment companies advised by UBS Global AM. UBS Global AM also shares expenses with Financial Intermediaries for costs incurred in hosting seminars for employees and clients of Financial Intermediaries, subject to UBS Global AM's internal policies and procedures governing payments for such seminars. These seminars may take place at UBS Global AM's headquarters or other appropriate locations and may include reimbursement of travel expenses (I.E., transportation, lodging and meals) of employees of Financial Intermediaries in connection with training and education seminars. Subject to UBS Global AM's internal policies and procedures, UBS Global AM may provide any or all of the following to employees of Financial Intermediaries and their guest(s): (i) an occasional meal, a sporting event or theater ticket or other comparable entertainment; (ii) gifts of less than $100 per person per year; and/or (iii) UBS Global AM's promotional items of nominal value (golf balls, shirts, etc.). In addition, Financial Intermediaries may have omnibus accounts and similar arrangements with UBS Global AM and may be paid by UBS Global AM for providing sub-transfer agency and other services. Such expenses paid by UBS Global AM are included in the annual operating expenses set forth in the fund's prospectus.


     Under separate plans pertaining to the Class A, Class B and Class C shares of the fund adopted by the Corporation in the manner prescribed by Rule 12b-1 under the Investment Company Act (each, respectively, the "Class A Plan," "Class B Plan" and "Class C Plan," and collectively, "Plans"), the fund pays UBS Global AM a service fee, accrued daily and payable monthly, at the annual rate of 0.25% of the average daily net assets of the class of shares. Under the Class B and the Class C Plans, the fund also pays UBS Global AM a distribution fee, accrued daily and payable monthly, at the annual rate of 0.50% of the average daily net assets of the applicable class of shares.

     UBS Global AM uses the service fees under the Plans for Class A, Class B and Class C shares primarily to pay dealers for shareholder servicing, currently at the annual rate of 0.25% of the aggregate investment amounts maintained in the fund by each dealer. Each dealer then compensates its Financial Advisors for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts, including related overhead expenses.

     UBS Global AM uses the distribution fees under the Class B and Class C Plans to offset marketing costs attributable to those classes, such as the preparation, printing and distribution of sales literature, advertising and prospectuses and other shareholder materials to prospective investors. UBS Global AM also may use distribution fees to pay additional compensation to dealers and to offset other costs allocated to UBS Global AM's distribution activities. Because fund shares may be acquired only through an exchange of shares of other funds for which UBS Global AM or certain of its affiliates serves as principal underwriter, UBS Global AM does not pay commissions to dealers for selling fund shares.

     UBS Global AM receives the proceeds of the deferred sales charge paid upon sales of shares. These proceeds also may be used to cover distribution expenses.

     The Plans and the Principal Underwriting Contract specify that the fund must pay service and distribution fees to UBS Global AM for its service- and distribution-related activities, not as reimbursement for specific expenses incurred. Therefore, even if UBS Global AM's expenses exceed the service or distribution fees it receives, the fund will not be obligated to pay more than those fees. On the other hand, if UBS Global AM's service or distribution expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be UBS Global AM's sole responsibility and not that of the fund. Annually, the board reviews the Plans and UBS Global AM's corresponding expenses for each class of fund shares separately from the Plans and expenses attributable to the other classes of shares.

     Among other things, each Plan provides that (1) UBS Global AM will submit to the board at least quarterly, and the board members will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the board, including those board members who are not "interested persons" of the Corporation and who have no direct or indirect financial interest in the operation of the Plan or any agreement related to the Plan, acting in person at a meeting called for that purpose, (3) payments by the fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding shares of the relevant class of the fund and (4) while the Plan remains in effect, the selection and nomination of board members who are not "interested persons" of the Corporation shall be committed to the discretion of the board members who are not "interested persons" of the Corporation.

     In reporting amounts expended under the Plans to the board members, UBS Global AM allocates expenses attributable to the sale of each class of the fund's shares to such class based on the ratio of sales of shares of such class to the sales of all three classes of shares. The fees paid by one class of the fund's shares will not be used to subsidize the sale of any other class of fund shares.


     During the fiscal year ended February 28, 2005, the fund paid (or accrued) service and/or distribution fees to UBS Global AM under the Plans as follows:
Class A -- $38,664, Class B -- $74,506 and Class C -- $30,279.

     UBS Global AM estimates that it and its affiliates incurred the following shareholder service-related and distribution-related expenses with respect to the fund during the fiscal year ended February 28, 2005:



                                                                      CLASS A       CLASS B        CLASS C
                                                                     ---------     ---------      ---------
     Amortization of commissions from exchanged Fund                   $  [ ]        $  [ ]         $  [ ]
     Marketing and advertising                                            [ ]           [ ]            [ ]
     Printing of prospectuses and SAIs                                    [ ]           [ ]            [ ]
     Branch network costs allocated                                       [ ]           [ ]            [ ]
     Service fees paid to financial advisors                              [ ]           [ ]            [ ]


     "Marketing and advertising" includes various internal costs allocated by UBS Global AM to its efforts at distributing the fund's shares. These internal costs encompass office rent, salaries and other overhead expenses of various departments and areas of operations of UBS Global AM. "Branch network costs allocated and interest expense" consist of an allocated portion of the expenses of various departments involved in the distribution of the fund's shares, including the retail branch system of UBS Financial Services, the primary dealer for the fund's shares during this period.

     In approving the Class A Plan, the Class B Plan and the Class C Plan, the board considered all the features of the distribution system and the anticipated benefits to the fund and its shareholders. With regard to each Plan, the board considered (1) the benefit to the fund and its shareholders of the fund being available as an exchange vehicle for shares of the corresponding class of other funds for which UBS Global AM serves as principal underwriter, (2) the advantages to the shareholders of economies of scale resulting from growth in the fund's assets and potential continued growth, (3) the services provided to the fund and its shareholders by UBS Global AM, (4) the services provided by dealers pursuant to each dealer agreement with UBS Global AM, and (5) UBS Global AM's shareholder service-related expenses and costs and, for Class B and Class C shares, distribution-related expenses and costs.

     With respect to each Plan, the board considered all compensation that UBS Global AM would receive under the Plan and the Principal Underwriting Contract, including service fees and, as applicable, distribution fees and deferred sales charges. The board also considered the benefits that would accrue to UBS Global AM under each Plan in that UBS Global AM would receive service, distribution, advisory and administration fees that are calculated based upon a percentage of the average net assets of the fund, which fees would increase if the Plan were successful and the fund attained and maintained significant asset levels.


     UBS Global AM earned and retained the following deferred sales charges paid upon certain redemptions of shares for the fiscal year ended February 28, 2005:



     Class A                                                         $       0
     Class B                                                            45,197
     Class C                                                             2,580

                             PORTFOLIO TRANSACTIONS

     The fund purchases portfolio securities from dealers and underwriters as well as from issuers. Securities are usually traded on a net basis with dealers acting as principal for their own accounts without a stated commission. Prices paid to dealers in principal transactions generally include a "spread," which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at the time. When securities are purchased directly from an issuer, no commissions or discounts are paid. When securities are purchased in underwritten offerings, they include a fixed amount of compensation to the underwriter.

     For purchases or sales with broker-dealer firms that act as principal, UBS Global AM seeks best execution. Although UBS Global AM may receive certain research or execution services in connection with these transactions, it will not purchase securities at a higher price or sell securities at a lower price than would otherwise be paid if no weight was attributed to the services provided by the executing dealer. UBS Global AM may engage in agency transactions in over-the-counter securities in return for research and execution services. These transactions are entered into only pursuant to procedures that are designed to ensure that the transaction (including commissions) is at least as favorable as it would have been if effected directly with a market-maker that did not provide research or execution services.

     Research services and information received from brokers or dealers are supplemental to UBS Global AM's own research efforts and, when utilized, are subject to internal analysis before being incorporated into its investment processes. Information and research services furnished by brokers or dealers through which or with which the fund effects securities transactions may be used by UBS Global AM in advising other funds or accounts and, conversely, research services furnished to UBS Global AM by brokers or dealers in connection with other funds or accounts that it advises may be used in advising the fund.


     During the fiscal years ended February 28, 2005, February 29, 2004, and February 28, 2003, the fund paid no brokerage commissions. Therefore, the fund has not allocated any brokerage transactions for research, analysis, advice and similar services.


     Investment decisions for the fund and for other investment accounts managed by UBS Global AM are made independently of one another in light of differing considerations for the various accounts. However, the same investment decision may occasionally be made for the fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then averaged as to price and allocated between the fund and such other account(s) as to amount in a manner deemed equitable to the fund and such account(s). While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the fund.


     As of February 28, 2005, the fund owned securities issued by the following companies which are regular broker-dealers for the fund:



                    ISSUER                         TYPE OF SECURITY              VALUE
                    ------                         ----------------              -----
       Deutsche Bank Securities, Inc.            Repurchase Agreement        $  1,900,000


                       ADDITIONAL EXCHANGE AND REDEMPTION
               INFORMATION; REDUCED SALES CHARGES; OTHER SERVICES

     WAIVERS OF DEFERRED SALES CHARGES -- CLASS B SHARES. Among other circumstances, the deferred sales charge on Class B shares is waived where a total or partial redemption is made within one year following the death of the shareholder. The deferred sales charge waiver is available where the decedent is either the sole shareholder or owns the shares with his or her spouse as a joint tenant with right of survivorship. This waiver applies only to redemption of shares held at the time of death.

     ADDITIONAL EXCHANGE AND REDEMPTION INFORMATION. As discussed in the Prospectus, shares of the fund may be exchanged for shares of the corresponding class of most other Family Funds (as defined in the Prospectus).

     Shareholders will receive at least 60 days' notice of any termination or material modification of the exchange privilege, except no notice need be given if, under extraordinary circumstances, either redemptions are suspended under the circumstances described below or the fund temporarily delays or ceases the sales of its shares because it is unable to invest amounts effectively in accordance with its investment objective, policies and restrictions.

     If conditions exist that make cash payments undesirable, the fund reserves the right to honor any request for redemption by making payment in whole or in part in securities chosen by it and valued in the same way as they would be valued for purposes of computing the fund's net asset value. Any such redemption in kind will be made with readily marketable securities, to the extent available. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities into cash. The fund has elected, however, to be governed by rule 18f-1 under the Investment Company Act, under which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its net asset value during any 90-day period for one shareholder. This election is irrevocable unless the SEC permits its withdrawal.

     The fund may suspend redemption privileges or postpone the date of payment during any period (1) when the New York Stock Exchange ("NYSE") is closed or trading on the NYSE is restricted as determined by the SEC, (2) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the fund to dispose of securities owned by it or fairly to determine the value of its assets or (3) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the fund's portfolio at the time.

     FINANCIAL INSTITUTIONS. The fund may authorize financial institutions or their delegates or agents to accept on its behalf purchase and redemption orders that are in "good form" in accordance with the policies of those institutions. The fund will be deemed to have received these purchase and redemption orders when an institution or its delegate or agent accepts them. Like all customer orders, these orders will be priced based on the fund's net asset value next computed after receipt of the order by the financial institutions or their agents.

     AUTOMATIC CASH WITHDRAWAL PLAN. The automatic cash withdrawal plan allows investors to set up monthly, quarterly (March, June, September and December), semi-annual (June and December) or annual (December) withdrawals from their Family Fund accounts. Minimum balances and withdrawals vary according to the class of shares:

     - Class A and Class C shares. Minimum value of fund shares is $5,000; minimum withdrawals of $100.

     - Class B shares. Minimum value of fund shares is $10,000; minimum monthly, quarterly, and semi-annual and annual withdrawals of $100, $200, $300 and $400, respectively.

     Withdrawals under the automatic cash withdrawal plan will not be subject to a deferred sales charge if the investor withdraws no more than 12% of the value of the fund account when the investor signed up for the plan (for Class B shares, annually; for Class A and Class C shares, during the first year under the plan). Shareholders who elect to receive dividends in cash may not participate in the plan.

     An investor's participation in the automatic cash withdrawal plan will terminate automatically if the "Initial Account Balance" (a term that means the value of the fund account at the time the investor elects to participate), less aggregate redemptions made other than pursuant to the plan, is less than the minimum values specified above. Purchases of additional shares of a fund concurrent with withdrawals are ordinarily disadvantageous to shareholders because of tax liabilities. On or about the 20th of a month for monthly, quarterly, semi-annual and annual plans, your Financial Advisor will arrange for redemption by the fund of sufficient fund shares to provide the withdrawal payments specified by participants in the automatic cash withdrawal plan. The payments generally are mailed approximately five Business Days (defined under "Valuation of Shares") after the redemption date. Withdrawal payments should not be considered dividends, but redemption proceeds. If periodic withdrawals continually exceed reinvested dividends, a shareholder's investment may be correspondingly reduced. A shareholder may change the amount of the automatic cash withdrawal or terminate participation in the automatic cash withdrawal plan at any time without charge or penalty by written instructions with signatures guaranteed to your Financial Advisor or PFPC. Instructions to participate in the plan, change the withdrawal amount or terminate participation in the plan will not be effective until five days after written instructions with signatures guaranteed are received by PFPC. Shareholders may request the forms needed to establish an automatic cash withdrawal plan from their Financial Advisors or PFPC at 1-800-647 1568.

     INDIVIDUAL RETIREMENT ACCOUNTS. Self-directed IRAs may be available through your Financial Advisor through which investments may be made in shares of the fund, as well as in other investments. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisors.

     TRANSFER OF ACCOUNTS. If investors holding shares of the fund in a brokerage account transfer their brokerage accounts to another firm, the fund shares will be moved to an account with PFPC. However, if the other firm has entered into a dealer agreement with UBS Global AM relating to the fund, the shareholder may be able to hold fund shares in an account with the other firm.

                          CONVERSION OF CLASS B SHARES

     Class B shares will automatically convert to Class A shares, based on the relative net asset values per share of the two classes, as of the close of business on the first Business Day (as defined under "Valuation of Shares") of the month in which the sixth, fourth, third or second anniversary (depending on the amount of shares purchased) of the initial issuance of such Class B shares occurs. For the purpose of calculating the holding period required for conversion of Class B shares, the date of initial issuance shall mean the date of issuance of the original Class B shares of the Family Funds that were exchanged (directly or through a series of exchanges) for the fund's Class B shares. For purposes of conversion to Class A shares, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares of the fund or of those other Family Funds are held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A shares, a pro rata portion of the Class B shares in the sub-account will also convert to Class A shares. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A shares bears to the shareholder's total Class B shares not acquired through dividends and other distributions.

                               VALUATION OF SHARES

     The fund determines its net asset value separately for each class of shares, normally as of the close of regular trading (usually 4:00 p.m., Eastern time) on the NYSE on each Business Day, which is defined as each Monday through Friday when the NYSE is open. Net asset value will be calculated earlier when the NYSE closes early because trading has been halted for the day. Currently the NYSE is closed on the observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 ("Rule") under the Investment Company Act. To use amortized cost to value its portfolio securities, the fund must adhere to certain conditions under the Rule relating to its investments, some of which are discussed in this SAI. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account, and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. If a large number of redemptions take place at a time when interest rates have increased, the fund might have to sell portfolio securities prior to maturity and at a price that might not be desirable.

     The fund's board has established procedures ("Procedures") for the purpose of maintaining a constant net asset value of $1.00 per share, which include a review of the extent of any deviation of net asset value per share, based on available market quotations, from the $1.00 amortized cost per share. If that deviation exceeds 1/2 of 1% for the fund, the board will promptly consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redeeming shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per share as determined by using available market quotations. The fund will maintain a dollar-weighted average portfolio maturity of 90 days or less and will not purchase any instrument having, or deemed to have, a remaining maturity of more than 397 days, will limit portfolio investments, including repurchase agreements, to those US dollar denominated instruments that are of high quality under the Rule and that UBS Global AM, acting pursuant to the Procedures, determines present minimal credit risks, and will comply with certain reporting and recordkeeping procedures. There is no assurance that constant net asset value per share will be maintained. If amortized cost ceases to represent fair value per share, the board will take appropriate action.

     In determining the approximate market value of portfolio investments, the fund may employ outside organizations, which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. Other assets, if any, are valued at fair value as determined in good faith by or under the direction of the board.

                                      TAXES

     BACKUP WITHHOLDING. The fund is required to withhold up to 28% of all dividends payable to individuals and certain other non-corporate shareholders who do not provide the fund or UBS Global AM with a correct taxpayer identification number or who otherwise are subject to backup withholding.

     CONVERSION OF CLASS B SHARES. A shareholder will recognize no gain or loss as a result of a conversion from Class B shares to Class A shares.


     QUALIFICATION AS A REGULATED INVESTMENT COMPANY. The fund intends to continue to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code. To so qualify, the fund must distribute to its shareholders in each taxable year at least 90% of its investment company taxable income (consisting generally of taxable net investment income and net short-term capital gain), determined without regard to any deduction for dividends paid ("Distribution Requirement") and must meet several additional requirements. Among these requirements are the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities and certain other income; (2) at the close of each quarter of the fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, US government securities, securities of other RICs and other securities that are limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund's total assets; and (3) at the close of each quarter of the fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than US government securities or the securities of other
RICs) of any one issuer. By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of the investment company taxable income that it distributes to shareholders.


     If the fund failed to qualify for treatment as a RIC for any taxable year,
(a) it would be taxed as an ordinary corporation on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and (b) the shareholders would treat all those distributions as dividends (that is, ordinary income) to the extent of the fund's earnings and profits. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.


     TAXES ON FUND DISTRIBUTIONS. Distributions of investment company taxable income are taxable to you, whether paid in cash or reinvested in fund shares. Distributions of net investment income received by the fund from investments in debt securities and any net realized short-term capital gains distributed by the fund will be taxable to shareholders as ordinary income and will not be eligible for the dividends-received deduction for corporations. Due to its investment strategy, the fund will not typically derive net long-term capital gains.

     Although current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on certain qualifying dividend income, distributions from funds such as the fund investing primarily in bonds and other debt instruments will not generally qualify for the lower tax rates.


                                OTHER INFORMATION

     CLASSES OF SHARES. The fund consists of Class A shares, Class B shares and Class C shares. A share of each class of the fund represents an interest in the fund's investment portfolio and has similar rights, privileges and preferences. Each class may differ with respect to distribution and/or service fees, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the fund will affect the performance of those classes. Each share of the fund is entitled to participate equally in dividends and the proceeds of any liquidation of the fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Class A, Class B and Class C shares will differ.

     VOTING RIGHTS. Shareholders of the fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of the Corporation may elect all its board members. The shares of the fund will be voted together, except that only the shareholders of a particular class of the fund may vote on matters affecting only that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. The shares of each series of the Corporation will be voted separately, except when an aggregate vote of all the series is required by law.

     The fund does not hold annual meetings. There normally will be no meetings of shareholders to elect directors unless fewer than a majority of the directors holding office have been elected by shareholders. The directors are required to call a meeting of shareholders when requested in writing to do so by the shareholders of record holding at least 25% of the Corporation's outstanding shares.

     CLASS-SPECIFIC EXPENSES. The fund may determine to allocate certain of its expenses (in addition to service and distribution fees) to the specific classes of its shares to which those expenses are attributable. For example, Class B and Class C shares bear higher transfer agency fees per shareholder account than those borne by Class A shares. The higher fee is imposed due to the higher costs incurred by the transfer agent in tracking shares subject to a deferred sales charge because, upon redemption, the duration of the shareholder's investment must be determined in order to determine the applicable charge. Although the transfer agency fee will differ on a per account basis as stated above, the specific extent to which the transfer agency fees will differ between the classes as a percentage of net assets is not certain, because the fee as a percentage of net assets will be affected by the number of shareholder accounts in each class and the relative amounts of net assets in each class.

     PRIOR NAMES. Prior to April 8, 2002 the name of the Corporation was Brinson Master Series, Inc., and the fund's name was Brinson Money Market Fund. Prior to May 9, 2001, the Corporation's name was PaineWebber Master Series, Inc., and the fund's name was PaineWebber Money Market Fund.

     CUSTODIAN AND RECORDKEEPING AGENT; TRANSFER AND DIVIDEND AGENT. State Street Bank and Trust Company, located at 1776 Heritage Drive, North Quincy, Massachusetts 02171, serves as custodian and recordkeeping agent for the fund. PFPC Inc. ("PFPC"), a subsidiary of PNC Bank, N.A., serves as the fund's transfer and dividend disbursing agent. PFPC is located at 400 Bellevue Parkway, Wilmington, DE 19809.

     COUNSEL. The law firm of Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006-2401, serves as counsel to the fund. Dechert LLP also acts as counsel to UBS Global AM in connection with other matters. Willkie Farr & Gallagher, 787 Seventh Avenue, New York, NY 10019, serves as independent counsel to the Independent Directors.


     AUDITORS. Ernst & Young LLP, Five Times Square, New York, New York 10036, serves as the fund's independent registered public accounting firm.


                              FINANCIAL STATEMENTS


     The fund's Annual Report to Shareholders for its last fiscal year ended February 28, 2005 is a separate document supplied with this SAI, and the financial statements, accompanying notes and report of Ernst & Young LLP appearing therein are incorporated herein by this reference.

YOU SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION. THE FUND AND ITS PRINCIPAL UNDERWRITER HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS AND THIS STATEMENT OF ADDITIONAL INFORMATION ARE NOT AN OFFER TO SELL SHARES OF THE FUND IN ANY JURISDICTION WHERE THE FUND OR ITS PRINCIPAL UNDERWRITER MAY NOT LAWFULLY SELL THOSE SHARES.



(C)2005 UBS Global Asset Management (US) Inc.

All rights reserved.
Item No. S031

UBS MONEY MARKET FUND


STATEMENT OF ADDITIONAL INFORMATION

JUNE 28, 2005

PART C.  OTHER INFORMATION


Item 23. EXHIBITS


(1)        (a)       Restated Articles of Incorporation 1/

           (b)       Articles of Amendment dated May 9, 2001 2/

           (c)       Certificate of Correction dated May 18, 2001 2/

           (d) Articles Supplementary to the Restatement of Articles of Incorporation 3/

           (e) Articles of Amendment dated February 15, 2002 and effective as of April 8, 2002 4/

(2)        (a)       Restated By-Laws 1/

           (b)       Certificate of Amendment to Restated By-Laws 3/

           (c) Certificate of Amendment to Restated By-Laws dated February 15, 2002 and effective as of April 8, 2002 4/

(3) Instruments defining the rights of holders of the Registrant's common stock 5/

(4)                  Investment Advisory and Administration Contract 1/

(5)        (a)       Principal Underwriting Contract 6/

           (b)       Dealer Agreement with UBS Financial Services Inc. 3/

           (c)       Form of Selected Dealer Agreement 6/

(6)        Bonus, profit sharing or pension plans - none

(7)        (a)       Custodian Agreement 1/

           (b)       Amendment to Custody Contract 6/

(8)        (a)       Transfer Agency Agreement 1/

           (b)       Amendment to the Transfer Agency Agreement 6/


           (c)       Amendment to the Transfer Agency Agreement 7/

(9)        Opinion and consent of counsel (to be filed)

(10) Other opinions, appraisals, rulings and consents: Consent of Registered Public Accounting Firm - Ernst & Young LLP (to be filed)


(11)       Financial statements omitted - none

(12)       Letter of investment intent 1/

(13)       (a)       Shareholder Services Plan pursuant to Rule 12b-1 with
                     respect to Class A Shares 6/

           (b) Plan of Distribution pursuant to Rule 12b-1 with respect to Class B Shares 3/

           (c) Plan of Distribution pursuant to Rule 12b-1 with respect to Class C Shares 3/

(14)       Multiple Class Plan pursuant to Rule 18f-3 3/

(15)       Code of Ethics - Not applicable.  The Fund is a money market fund.


(16)       (a)       Powers of Attorney for Mrs. Alexander and Messrs.
                     Armstrong, Beaubien, Burt, Feldberg, Schafer, and White 3/


           (b)       Power of Attorney for Joseph A. Varnas 6/

1/ Incorporated by reference from Post-Effective Amendment No. 34 to the Registrant's registration statement, SEC File No. 33-2524, filed June 29, 1998.

2/ Incorporated by reference from Post-Effective Amendment No. 44 to the Registrant's registration statement, SEC File No. 33-2524, filed June 27, 2001.

3/ Incorporated by reference from Post-Effective Amendment No. 45 to the Registrant's registration statement, SEC File No. 33-2524, filed October 31, 2001.

4/ Incorporated by reference from Post-Effective Amendment No. 46 to the Registrant's registration statement, SEC File No. 33-2524, filed June 27, 2002.


5/ Incorporated by reference from Articles Sixth, Seventh, Eighth, Eleventh and Twelfth of the Registrant's Restated Articles of Incorporation and from Articles II, VIII, X, XI and XII of the Registrant's Restated By-Laws.


6/ Incorporated by reference from Post-Effective Amendment No. 47 to the Registrant's registration statement, SEC File No. 33-2524, filed June 30, 2003.

7/ Incorporated by reference from Post-Effective Amendment No. 37 to the registration statement of UBS RMA Money Fund Inc., SEC File No. 002-78309, filed August 30, 2004.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT


        None.


Item 25. INDEMNIFICATION


        Article Eleventh of the Restated Articles of Incorporation, as amended, provides that the directors and officers of the Registrant shall not be liable to the Registrant or to any of its stockholders for monetary damages to the maximum extent permitted by applicable law. Article Eleventh also provides that any repeal or modification of Article Eleventh or adoption or modification of any other provision of the Articles or By-Laws inconsistent with Article Eleventh shall not adversely affect any limitation of liability of any director or officer of the Registrant with respect to any act or failure to act which occurred prior to such repeal, modification or adoption.

        Article Eleventh of the Restated Articles of Incorporation, as amended, and Section 10.01 of Article X of the Restated By-Laws provide that the Registrant shall indemnify and advance expenses to its present and past directors, officers, employees and agents, and any persons who are serving or have served at the request of the Registrant as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, or enterprise, to the fullest extent permitted by law.

        Section 10.02 of Article X of the Restated By-Laws, as amended, further provides that the Registrant may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee of the Registrant, or is or was serving at the request of the Registrant as a director, officer or employee of a corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him or out of his status as such whether or not the Registrant would have the power to indemnify him against such liability.

        Section 9 of the Investment Advisory and Administration Contract ("Advisory Contract") provides that UBS Global Asset Management (US) Inc. ("UBS Global AM") shall not be liable for any error of judgment or mistake of law or for any loss suffered by Registrant in connection with the matters to which the Advisory Contract relates except for a loss resulting from willful misfeasance, bad faith or gross negligence of UBS Global AM in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Contract. Section 9 further provides that any person, even though also an officer, partner, employee or agent of UBS Global AM, who may be or become an officer, director, employee or agent of Registrant shall be deemed, when rendering services to the Registrant or acting with respect to any business of the Registrant, to be rendering such service to or acting solely for the Registrant and not as an officer, partner, employee, or agent or one under the control or direction of UBS Global AM even though paid by it.

        Section 9 of the Principal Underwriting Contract provides that the Registrant will indemnify UBS Global AM and its officers, directors or controlling persons against all liabilities arising from any alleged untrue statement of material fact in the Registration Statement or from alleged omission to state in the Registration Statement a material fact required to be stated in it or necessary to make the statements in it, in light of the circumstances under which they were made, not misleading, except insofar as liability arises from untrue statements or omissions made in reliance upon and in conformity with information furnished by UBS Global AM to the Registrant for use in the Registration Statement; and provided that this indemnity agreement shall not protect any such persons against liabilities arising by reason of their bad faith, gross negligence or willful misfeasance; and shall not inure to the benefit of any such persons unless a court of competent jurisdiction or controlling precedent determines that such result is not against public policy as expressed in the Securities Act of 1933, as amended ("1933 Act"). Section 9 of the Principal Underwriting Contract also provides that UBS Global AM agrees to indemnify, defend and hold the Registrant, its officers and directors free and harmless of any claims arising out of any alleged untrue statement or any alleged omission of material fact contained in information furnished by UBS Global AM for use in the Registration Statement or arising out of an agreement between UBS Global AM and any retail dealer, or arising out of supplementary literature or advertising used by UBS Global AM in connection with the Principal Underwriting Contract.

        Section 9 of the Dealer Agreement with UBS Financial Services Inc. ("UBS Financial Services") contains provisions similar to Section 9 of the Principal Underwriting Contract, with respect to UBS Financial Services. Section 13 of the Form of Selected Dealer Agreement also contains provisions similar to Section 9 of the Principal Underwriting Contract with respect to the applicable dealer.

        Insofar as indemnification for liabilities arising under the 1933 Act may be provided to directors, officers and controlling persons of the Registrant, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Registrant by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


        UBS Global AM, a Delaware corporation, is a registered investment adviser and is an indirect wholly owned subsidiary of UBS AG. UBS Global AM is primarily engaged in the investment advisory and financial services business. Information as to the officers and directors of UBS Global AM is included in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219) and is incorporated herein by reference.


Item 27. PRINCIPAL UNDERWRITERS


         a) UBS Global AM serves as principal underwriter and/or investment adviser or manager for the following investment companies:



                GLOBAL HIGH INCOME DOLLAR FUND INC.
                INSURED MUNICIPAL INCOME FUND INC.
                INVESTMENT GRADE MUNICIPAL INCOME FUND INC.
                MANAGED HIGH YIELD PLUS FUND INC.

                SMA RELATIONSHIP TRUST

                STRATEGIC GLOBAL INCOME FUND, INC.
                THE UBS FUNDS
                UBS CASHFUND INC.
                UBS INDEX TRUST
                UBS INVESTMENT TRUST

                UBS MANAGED MUNICIPAL TRUST

                UBS MONEY SERIES
                UBS MUNICIPAL MONEY MARKET SERIES
                UBS PACE SELECT ADVISORS TRUST
                UBS RMA MONEY FUND INC.
                UBS RMA TAX-FREE FUND INC.
                UBS SERIES TRUST

         b) UBS Global AM is the principal underwriter for the Registrant. The directors and officers of UBS Global AM, their principal business addresses and their positions and offices with UBS Global AM are identified in its Form ADV, as filed with the Securities and Exchange Commission (registration number 801-13219). The foregoing information is hereby incorporated herein by reference. The information set forth below is furnished for those directors and officers of UBS Global AM who also serve as directors or officers of the Registrant.


                              POSITION(S) HELD
NAME AND ADDRESS              WITH REGISTRANT                     POSITIONS AND OFFICE
----------------              ----------------                    --------------------
Joseph Allessie*              Vice President and Assistant        Director and Associate General Counsel
                              Secretary                           of UBS Global AM

W. Douglas Beck*              Vice President                      Executive Director and Head of Mutual
                                                                  Fund Product Management

                                                                  of UBS Global AM

James Capezzuto*              Vice President and Assistant        Director and Associate General Counsel
                              Secretary                           at UBS Global AM

Thomas Disbrow*               Vice President and Assistant        Director and Senior Manager of the
                              Treasurer                           Mutual Fund Finance Department of UBS
                                                                  Global AM

Mark F. Kemper**              Vice President and Secretary        Executive Director and General Counsel
                                                                  of UBS Global AM

Joanne M. Kilkeary*           Vice President and Assistant        Associate Director and a Senior Manager
                              Treasurer                           of the Mutual Fund Finance Department
                                                                  of UBS Global AM

Joseph McGill*                Vice President and Chief            Executive Director and Chief Compliance
                              Compliance Officer                  Officer at UBS Global AM

Joseph T. Malone*             Vice President and Assistant        Director and Senior Manager of the
                              Treasurer                           Mutual Fund Finance Department of UBS
                                                                  Global AM

Michael H. Markowitz**        Vice President                      Managing Director, Portfolio Manager
                                                                  and Head of U.S. Short Duration Fixed
                                                                  Income of UBS Global AM

Joseph A. Varnas*             President                           Managing Director, Global Head of
                                                                  Information Technology and Operations,
                                                                  and Head of Product Management-Americas
                                                                  of UBS Global AM

Keith A. Weller*              Vice President and Assistant        Executive Director and Associate
                              Secretary                           General Counsel of UBS Global AM


----------
* This person's business address is 51 West 52nd Street, New York, New York 10019-6114.

** This person's business address is One North Wacker Drive, Chicago, Illinois 60606.

       c)    None.

Item 28. LOCATION OF ACCOUNTS AND RECORDS

        The books and other documents required by (i) paragraphs (b)(4), (c) and
(d) of Rule 31a-1, and (ii) paragraphs (a)(3), (a)(4), (a)(5), (c) and (e) of Rule 31a-2 under the Investment Company Act of 1940 are maintained in the physical possession of UBS Global AM at 51 West 52nd Street, New York, New York 10019-6114. Certain information required by Rule 31a-1(b)(1) to be maintained by a money market fund is maintained in the possession of UBS Global AM at 51 West 52nd Street, New York, New York 10019-6114 and at One North Wacker Driver, Chicago, IL 60606. All other accounts, books and documents required by Rule 31a-1 are maintained in the physical possession of Registrant's transfer agent and custodian.

Item 29. MANAGEMENT SERVICES


         Not applicable.


Item 30. UNDERTAKINGS


         Not applicable.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 21st day of April, 2005.



                                UBS MASTER SERIES, INC.



                                By: /s/ Joseph Allessie
                                    --------------------------------------------
                                     Joseph Allessie
                                     Vice President and Assistant Secretary


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURE                            TITLE                              DATE
---------                            -----                              ----
/s/ Margo N. Alexander               Director                           April 21, 2005
----------------------
Margo N. Alexander*

/s/ Richard Q. Armstrong             Director and Chairman of the       April 21, 2005
-----------------------------        Board of Directors
Richard Q. Armstrong*

/s/ David J. Beaubien                Director                           April 21, 2005
-----------------------------
David J. Beaubien*

/s/ Richard R. Burt                  Director                           April 21, 2005
-----------------------------
Richard R. Burt*

/s/ Meyer Feldberg                   Director                           April 21, 2005
-----------------------------
Meyer Feldberg*

/s/ Carl W. Schafer                  Director                           April 21, 2005
-----------------------------
Carl W. Schafer*

/s/ William D. White                 Director                           April 21, 2005
-----------------------------
William D. White*

/s/ Joseph A. Varnas                 President                          April 21, 2005
-----------------------------
Joseph A. Varnas

/s/ Thomas Disbrow                   Vice President and Treasurer       April 21, 2005
-----------------------------
Thomas Disbrow



* Signatures affixed by Jack W. Murphy pursuant to Powers of Attorney dated September 20, 2001 and incorporated by reference from Post-Effective Amendment No. 45 to the registration statement, SEC File No. 33-2524, filed October 31, 2001.